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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08415

Fixed Income Trust

(Exact name of registrant as specified in charter)
200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)	(Zip code)
Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an semiannual filing for 4 of its series, Evergreen Diversified Bond Fund, High Yield Bond Fund, Strategic Income Fund and Institutional Mortgage Portfolio, for the year ended October 31, 2004. These 4 series have an April 30 fiscal year end.

Date of reporting period: October 31, 2004

Item 1 - Reports to Stockholders.

Evergreen Diversified Bond Fund

Evergreen

DIVERSIFIED BOND FUND

Semiannual Report
as of October 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Diversified Bond Fund, which covers the six-month period ended October 31, 2004.

Our fixed income portfolio teams entered the investment period with a major decision to make regarding the magnitude of potential changes in monetary policy. Since the Federal Reserve had kept its target for the benchmark federal funds rate at a 46-year low of 1% for more than nine months, most investors agreed that rates were headed higher. The key was by how much, and what impact that would have on the level of market interest rates. Considering that the federal funds rate was significantly below that of inflation, we determined that the Federal Reserve would be true to its word, and enact a "measured" removal of policy accommodation.

The period began with positive momentum on the economic front. First quarter Gross Domestic Product ("GDP") grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing the trend for sustainable economic growth. The next key for the recovery would come in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery had persisted for months. Yet that too also improved, as the investment period began with consecutive monthly payroll gains in excess of 300,000 jobs.

1

LETTER TO SHAREHOLDERS continued

The bond market quickly sent investors a message: be careful what you wish for. After having fretted for months about a jobless recovery, the sudden large number of jobs being created and the threat of higher wage inflation sent market yields dramatically higher last spring. In addition to the improvement in employment, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Federal Reserve, other factors emerged to drive yields higher during the first part of the investment period. Indeed, interest rate concerns were exacerbated by rising gasoline prices and the larger than forecast readings on consumer inflation during May and June.

As it turned out, the advent of the Federal Reserve's gradual tightening cycle proved to be the tonic that the markets needed. As with many issues confronting investors in recent years, clarity bested uncertainty, and the bond market responded favorably to the prospects of only slightly higher interest rates. Monetary policy officials were also making the rounds in speeches reiterating their intentions to remain "measured" in the removal of policy accommodation. In addition, economic data began to moderate. The pace of job growth slowed and the inflation fears of June had dissipated by September. Despite higher oil prices, inflation reports were becoming less threatening, suggesting that oil would ultimately prove a drag on growth, rather than ignite inflation.

Other factors served to reward a variety of fixed income categories in recent months. For example, the uncertain geopolitical environment and the weaker dollar resulted in higher domestic and international demand for the perceived safety of U.S. government bonds, and the yield on the 10-year Treasury hovered around 4% at the close of the third quarter, despite the likelihood of higher federal deficits. Mortgages also benefited from the reduced prepayment risk in their portfolios, and high yield bonds continued to attract attention given

2

LETTER TO SHAREHOLDERS continued

their income potential and the low default risk. Solid corporate balance sheets and earnings potential enabled many investment grade corporate bonds to also strengthen as the investment period progressed. Indeed, despite the rate hikes from the Federal Reserve, prices firmed for a variety of asset classes within the fixed income market during the latter half of the investment period.

In this environment, we continue to recommend diversified fixed income strategies for long-term investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2004

MANAGEMENT TEAM

David K. Fowley, CFA

Customized Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	4/7/1998	2/11/1998

Nasdaq symbol	EKDLX	EKDMX	EKDCX	EKDYX

6-month return with sales charge	-0.55%	-0.93%	3.07%	N/A

6-month return w/o sales charge	4.43%	4.07%	4.07%	4.59%

Average annual return*

1-year with sales charge	0.33%	-0.39%	3.61%	N/A

1-year w/o sales charge	5.34%	4.61%	4.61%	5.66%

5-year	5.65%	5.58%	5.90%	6.96%

10-year	6.23%	6.22%	6.22%	6.86%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Diversified Bond Fund Class A shares, versus a similar investment in the the Lehman Brothers Corporate Bond Index (LBCBI) and the Consumer Price Index (CPI).

The LBCBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of October 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2004	10/31/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,044.35	$ 5.05
Class B	$ 1,000.00	$ 1,040.70	$ 8.64
Class C	$ 1,000.00	$ 1,040.70	$ 8.64
Class I	$ 1,000.00	$ 1,045.92	$ 3.51
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.27	$ 4.99
Class B	$ 1,000.00	$ 1,016.74	$ 8.54
Class C	$ 1,000.00	$ 1,016.74	$ 8.54
Class I	$ 1,000.00	$ 1,021.78	$ 3.47

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.98% for Class A, 1.68% for Class B, 1.68% for Class C and 0.68% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2004
CLASS A	(unaudited) [1]	2004 [1]	2003	2002 [2]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 14.77	$ 15.25	$ 14.63	$ 14.53	$ 14.28	$ 15.48

Income from investment operations
Net investment income	0.33	0.70	0.82	0.83	0.97	0.97
Net realized and unrealized gains or losses on securities, foreign currency
related transactions and futures contracts	0.31	(0.42)	0.64	0.13	0.25	(1.14)

Total from investment operations	0.64	0.28	1.46	0.96	1.22	(0.17)

Distributions to shareholders from
Net investment income	(0.36)	(0.76)	(0.84)	(0.86)	(0.97)	(1.03)

Net asset value, end of period	$ 15.05	$ 14.77	$ 15.25	$ 14.63	$ 14.53	$ 14.28

Total return [3]	4.43%	1.82%	10.31%	6.72%	8.81%	(1.06%)

Ratios and supplemental data
Net assets, end of period (thousands)	$264,231	$275,755	$322,963	$300,670	$314,274	$344,296
Ratios to average net assets
Expenses [4]	0.98% [5]	1.12%	1.09%	1.13%	1.15%	1.19%
Net investment income	4.56% [5]	4.58%	5.51%	5.68%	6.73%	6.65%
Portfolio turnover rate	90%	157%	109%	116%	176%	175%

1	Net investment income per share is based on average shares outsta nding during the period.
2	As required, effective May 1, 2001, the Fund adopted the pr ovisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.16%. The above per share information, ratios and supp lemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
3	Excluding applicable sales charges
4	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2004
CLASS B	(unaudited) [1]	2004 [1]	2003 [1]	2002 [1,2]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 14.77	$ 15.25	$ 14.63	$ 14.53	$ 14.28	$ 15.48

Income from investment operations
Net investment income	0.28	0.59	0.70	0.72	0.86	0.84
Net realized and unrealized gains or losses on securities, foreign currency
related transactions and futures contracts	0.31	(0.42)	0.65	0.13	0.25	(1.12)

Total from investment operations	0.59	0.17	1.35	0.85	1.11	(0.28)

Distributions to shareholders from
Net investment income	(0.31)	(0.65)	(0.73)	(0.75)	(0.86)	(0.92)

Net asset value, end of period	$ 15.05	$ 14.77	$ 15.25	$ 14.63	$ 14.53	$ 14.28

Total return [3]	4.07%	1.10%	9.50%	5.93%	8.00%	(1.80%)

Ratios and supplemental data
Net assets, end of period (thousands)	$24,666	$25,825	$27,252	$19,283	$23,392	$21,694
Ratios to average net assets
Expenses [4]	1.68% [5]	1.82%	1.84%	1.88%	1.90%	1.94%
Net investment income	3.86% [5]	3.87%	4.75%	4.92%	5.97%	5.86%
Portfolio turnover rate	90%	157%	109%	116%	176%	175%

1	Net investment income per share is based on average shares outsta nding during the period.
2	As required, effective May 1, 2001 the Fund adopted the pr ovisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease to the ratio of net investment income to average net assets of 0.16%. The above per share information, ratios and supp lemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
3	Excluding applicable sales charges
4	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2004
CLASS C	(unaudited) 1	2004 [1]	2003 [1]	2002 [2]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 14.77	$ 15.25	$ 14.63	$14.53	$14.28	$15.48

Income from investment operations
Net investment income	0.28	0.59	0.70	0.74	0.81	0.88
Net realized and unrealized gains or losses on securities, foreign currency related
transactions and futures contracts	0.31	(0.42)	0.65	0.11	0.30	(1.16)

Total from investment operations	0.59	0.17	1.35	0.85	1.11	(0.28)

Distributions to shareholders from
Net investment income	(0.31)	(0.65)	(0.73)	(0.75)	(0.86)	(0.92)

Net asset value, end of period	$ 15.05	$ 14.77	$ 15.25	$14.63	$14.53	$14.28

Total return [3]	4.07%	1.10%	9.50%	5.93%	8.00%	(1.80%)

Ratios and supplemental data
Net assets, end of period (thousands)	$34,692	$38,490	$47,506	$4,008	$3,077	$ 603
Ratios to average net assets
Expenses [4]	1.68% [5]	1.83%	1.84%	1.88%	1.90%	1.93%
Net investment income	3.87% [5]	3.88%	4.78%	4.91%	5.82%	5.92%
Portfolio turnover rate	90%	157%	109%	116%	176%	175%

1	Net investment income per share is based on average shares outsta nding during the period.
2	As required, effective May 1, 2001, the Fund adopted the pr ovisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.16%. The above per share information, ratios and supp lemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
3	Excluding applicable sales charges
4	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2004
CLASS I [1]	(unaudited) [2]	2004 [2]	2003 [2]	2002 [2,3]	2001 [2]	2000[2]

Net asset value, beginning of period	$14.77	$15.25	$14.63	$14.53	$14.28	$15.48

Income from investment operations
Net investment income	0.36	0.74	0.85	0.87	1.01	0.90
Net realized and unrealized gains or losses on securities, foreign currency related
transactions and futures contracts	0.31	(0.42)	0.65	0.12	0.25	(1.04)

Total from investment operations	0.67	0.32	1.50	0.99	1.26	(0.14)

Distributions to shareholders from
Net investment income	(0.39)	(0.80)	(0.88)	(0.89)	(1.01)	(1.06)

Net asset value, end of period	$15.05	$14.77	$15.25	$14.63	$14.53	$14.28

Total return	4.59%	2.12%	10.59%	6.99%	9.08%	(0.81%)
Ratios and supplemental data
Net assets, end of period (thousands)	$2,725	$2,311	$3,235	$ 299	$ 980	$ 885
Ratios to average net assets
Expenses [4]	0.68% [5]	0.82%	0.87%	0.88%	0.90%	0.95%
Net investment income	4.83% [5]	4.87%	5.76%	5.91%	6.97%	6.89%
Portfolio turnover rate	90%	157%	109%	116%	176%	175%

1	Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
2	Net investment income per share is based on average shares outsta nding during the period.
3	As required, effective May 1, 2001, the Fund adopted the pr ovisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.16%. The above per share information, ratios and supp lemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
4	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES 1.0%
Floating Rate 1.0%
Banc America, Inc., Ser. 2001-7WTA, Class E, 2.66%, 01/27/2006144A (h)
(cost $3,500,000)	$3,500,000	$3,299,038

ASSET-BACKED SECURITIES 3.4%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 1996-2,
Class A-6, 7.18%, 02/25/2018	452,155	451,788
GE Capital Mtge. Svcs., Inc., Ser. 1999-H, Class A-7, 6.27%, 04/25/2029	1,034,633	1,052,157
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A-5, 7.35%, 04/15/2027	1,851,685	1,943,649
Preferred Term Securities, Ltd., 3.51%, 06/24/2034 144A (h)	2,000,000	2,004,655
Railcar Leasing LLC, Ser. 1, Class A-2, 7.125%, 01/15/2013 144A	2,500,000	2,799,137
Trapeza CDO LLC, Ser. 2004-7A, Class B1, 3.63%, 01/25/2035 144A (h)	3,000,000	2,997,422

Total Asset-Backed Securities (cost $11,080,622)		11,248,808

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.9%
Fixed Rate 1.9%
Greenwich Capital Acceptance, Inc., Ser. 2001-ZC1A, Class A, 6.36%,
06/14/2006 144A (h)	2,874,386	2,974,649
Midland Realty Acceptance Corp., Ser. 1996-C1, Class E, 8.33%, 08/25/2028	2,784,000	3,116,038
Morgan Stanley Capital I, Inc., Ser. 1997-ALIC, Class B, 6.71%, 01/15/2006	89,856	89,861

Total Commercial Mortgage-Backed Securities (cost $5,888,556)		6,180,548

CORPORATE BONDS 76.7%
CONSUMER DISCRETIONARY 13.8%
Auto Components 0.2%
Dana Corp., 9.00%, 08/15/2011	200,000	239,000
Dura Operating Corp.:
9.00%, 05/01/2009	29,000	27,913
Ser. B, 8.625%, 04/15/2012 (p)	165,000	170,981
HLI Operating, Inc., 10.50%, 06/15/2010 (p)	130,000	139,100
Tenneco Automotive, Inc., Ser. B, 10.25%, 07/15/2013	30,000	35,100

		612,094

Automobiles 2.7%
Daimler Chrysler Holdings:
2.71%, 08/08/2006	2,000,000	2,025,142
8.50%, 01/18/2031	2,000,000	2,480,702
General Motors Corp., 8.25%, 07/15/2023	4,000,000	4,176,848

		8,682,692

Distributors 0.6%
Hughes Supply, Inc., 5.50%, 10/15/2014 144A	2,000,000	1,999,152

Hotels, Restaurants & Leisure 0.3%
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	175,000	196,437
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	175,000	202,125
La Quinta Properties, Inc., 7.00%, 08/15/2012 144A	60,000	64,725
MTR Gaming Group, Inc., 9.75%, 04/01/2010	200,000	217,000
Seneca Gaming Corp., 7.25%, 05/01/2012	200,000	212,000

		892,287

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables 0.2%
Meritage Corp., 9.75%, 06/01/2011	$175,000	$196,000
Standard Pacific Corp., 7.75%, 03/15/2013	175,000	191,625
WCI Communities, Inc., 9.125%, 05/01/2012 (p)	400,000	446,000

		833,625

Internet & Catalog Retail 0.7%
InterActiveCorp., 7.00%, 01/15/2013	2,000,000	2,215,828

Media 7.4%
British Sky Broadcasting Group, 8.20%, 07/15/2009	4,000,000	4,691,448
Clear Channel Communications, Inc., 5.50%, 09/15/2014	4,000,000	4,044,032
Comcast Corp., 7.05%, 03/15/2033	4,000,000	4,532,896
CSC Holdings, Inc., 7.625%, 04/01/2011	200,000	218,500
Dex Media West LLC, 8.50%, 08/15/2010	285,000	326,325
Emmis Communications Corp., 6.875%, 05/15/2012	90,000	94,950
LIN TV Corp., 6.50%, 05/15/2013	200,000	207,000
Mediacom Capital Corp., 9.50%, 01/15/2013	135,000	132,975
Mediacom LLC, 7.875%, 02/15/2011 (p)	110,000	107,250
Medianews Group Inc., 6.375%, 04/01/2014	175,000	176,313
News America Holdings, Inc., 7.75%, 01/20/2024	4,261,000	5,074,736
R.H. Donnelley Finance Corp., 10.875%, 12/15/2012	175,000	214,812
Time Warner, Inc., 6.625%, 05/15/2029	4,000,000	4,270,620

		24,091,857

Multi-line Retail 1.2%
May Department Stores Co., 4.80%, 07/15/2009 144A	4,000,000	4,101,828

Specialty Retail 0.4%
Cole National Group, Inc., 8.875%, 05/15/2012	155,000	181,931
CSK Auto, Inc., 7.00%, 01/15/2014	175,000	172,375
Group 1 Automotive, Inc., 8.25%, 08/15/2013	200,000	212,500
Michaels Stores, Inc., 9.25%, 07/01/2009	200,000	216,750
Steinway Musical Instruments, Inc., 8.75%, 04/15/2011	175,000	191,188
United Auto Group, Inc., 9.625%, 03/15/2012	175,000	195,562
Warnaco Group, Inc., 8.875%, 06/15/2013	200,000	224,500

		1,394,806

Textiles, Apparel & Luxury Goods 0.1%
Oxford Industries, Inc., 8.875%, 06/01/2011	250,000	271,250

CONSUMER STAPLES 2.4%
Food & Staples Retailing 2.3%
Albertsons, Inc., 7.45%, 08/01/2029	4,000,000	4,619,472
Couche-Tard LP, 7.50%, 12/15/2013	40,000	43,300
Delhaize America, Inc., 8.125%, 04/15/2011	2,000,000	2,314,250
Rite Aid Corp., 8.125%, 05/01/2010	175,000	187,688
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012 (p)	200,000	218,500

		7,383,210

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 0.1%
B & G Foods Holdings Corp., 8.00%, 10/01/2011	$10,000	$10,600
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	30,000	30,900
Del Monte Foods Co., 8.625%, 12/15/2012	19,000	21,518
Dole Food Co., Inc., 7.25%, 06/15/2010	175,000	184,187

		247,205

Personal Products 0.0%
Alderwoods Group, Inc., 7.75%, 09/15/2012 144A	75,000	81,375

ENERGY 5.1%
Energy Equipment & Services 0.1%
Dresser, Inc., 9.375%, 04/15/2011	175,000	195,125
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	100,000	105,625

		300,750

Oil & Gas 5.0%
Amerada Hess Corp., 7.30%, 08/15/2031	4,000,000	4,516,620
Chesapeake Energy Corp., 6.875%, 01/15/2016	175,000	188,125
Duke Capital Corp., 4.37%, 03/01/2009 (p)	4,000,000	4,059,888
Evergreen Resources, Inc., 5.875%, 03/15/2012 (h)	15,000	15,525
Exco Resources, Inc., 7.25%, 01/15/2011	30,000	32,625
Ferrellgas Escrow LLC, 6.75%, 05/01/2014	160,000	166,400
Forest Oil Corp., 7.75%, 05/01/2014	175,000	192,500
Frontier Oil Corp., 6.625%, 10/01/2011 144A	50,000	52,000
Husky Energy, Inc., 6.15%, 06/15/2019	4,000,000	4,319,680
Magellan Midstream Partners LP, 6.45%, 06/01/2014	2,500,000	2,736,130
Stone Energy Corp., 8.25%, 12/15/2011	210,000	228,900

		16,508,393

FINANCIALS 34.9%
Capital Markets 1.2%
Morgan Stanley Co., Inc., 4.75%, 04/01/2014	4,000,000	3,925,876

Commercial Banks 6.3%
FBOP Corp., 10.00%, 01/15/2009 144A	1,000,000	1,110,000
First Empire Capital Trust I, 8.23%, 02/01/2027	3,600,000	4,101,088
Independence Community Bank Corp., FRN, 3.75%, 04/01/2014	4,000,000	3,903,708
Keycorp, FRN, 2.30%, 07/23/2007	4,000,000	4,002,384
Royal Bank of Scotland Group, 2.06%, 12/29/2049	4,000,000	3,491,148
Standard Chartered plc, FRN, 2.375%, 07/29/2049	5,000,000	3,921,000

		20,529,328

Consumer Finance 7.0%
CIT Group, Inc., FRN, 1.91%, 02/15/2007 (p)	4,000,000	4,002,084
Ford Motor Credit Co., 6.50%, 01/25/2007	5,000,000	5,255,995
HSBC Capital Funding LP, 4.61%, 12/29/2049 144A	4,000,000	3,884,912
Ohio National Financial Services, Inc., 6.35%, 04/01/2013 144A	5,000,000	5,263,545
Sprint Capital Corp., 6.875%, 11/15/2028	4,000,000	4,308,728

		22,715,264

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 4.7%
Arch Western Finance LLC, 6.75%, 07/01/2013	$200,000	$213,500
Pemex Project Funding Master Trust, 8.625%, 02/01/2022	4,000,000	4,630,000
Prudential Holdings LLC, Ser. C, 8.70%, 12/18/2023 144A	5,000,000	6,455,710
Textron Financial Corp., 3.35%, 04/24/2006	4,000,000	4,066,524

		15,365,734

Insurance 9.2%
Assurant, Inc., 6.75%, 02/15/2034	4,000,000	4,300,720
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 (p)	175,000	188,125
Fund American Companies, Inc., 5.875%, 05/15/2013	4,000,000	4,085,496
Markel Corp., Ser. A, 6.80%, 02/15/2013 (p)	4,000,000	4,326,888
Montpelier Re Holdings, Ltd, 6.125%, 08/15/2013	4,500,000	4,698,171
Monumental Global Funding, 3.90%, 06/15/2009 144A	4,000,000	4,002,980
RLI Corp., 5.95%, 01/15/2014	4,500,000	4,561,821
XL Capital, Ltd., 5.25%, 09/15/2014	4,000,000	4,001,020

		30,165,221

Real Estate 5.3%
Arden Realty LP, 5.20%, 09/01/2011	4,000,000	4,076,632
CB Richard Ellis Services, Inc., 9.75%, 05/15/2010 REIT	130,000	148,850
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	185,000	201,650
FelCor Suites LP, 7.625%, 10/01/2007 REIT	175,000	186,813
Health Care Property Investors, Inc., 6.00%, 03/01/2015 REIT	4,000,000	4,214,124
Host Marriott LP, Ser. J, 7.125%, 11/01/2013 REIT	175,000	189,875
Kimco Realty Corp., FRN, 1.88%, 08/01/2006	4,000,000	4,004,036
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	35,000	36,050
OmLNR Property Corp., 7.625%, 07/15/2013	175,000	196,000
Pan Pacific Retail Properties, Inc., 7.95%, 04/15/2011 REIT	3,250,000	3,780,770
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	175,000	184,625

		17,219,425

Thrifts & Mortgage Finance 1.2%
Countrywide Funding Corp., FRN, 2.18%, 04/12/2006	4,000,000	3,997,660

HEALTH CARE 3.0%
Health Care Equipment & Supplies 1.2%
NeighborCare, Inc., 6.875%, 11/15/2013	45,000	47,250
Unitedhealth Group, Inc., 5.00%, 08/15/2014	3,750,000	3,806,280

		3,853,530

Health Care Providers & Services 1.8%
Extendicare Health Services, Inc., 6.875%, 05/01/2014 (p)	200,000	206,500
Manor Care, Inc., 6.25%, 05/01/2013	5,000,000	5,372,780
Service Corporation International, 6.75%, 04/01/2016	55,000	56,925
Triad Hospitals, Inc., 7.00%, 11/15/2013	200,000	206,000

		5,842,205

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 7.0%
Aerospace & Defense 0.1%
Aviall, Inc., 7.625%, 07/01/2011	$155,000	$168,175
DRS Technologies, Inc., 6.875%, 11/01/2013	200,000	211,000

		379,175

Airlines 1.0%
Southwest Airlines Co., 8.70%, 07/01/2011	2,720,106	3,225,868

Commercial Services & Supplies 1.7%
Adesa, Inc., 7.625%, 06/15/2012	200,000	210,000
Allied Waste North America, Inc., 6.50%, 11/15/2010 (p)	200,000	193,500
Cenveo Corp., 7.875%, 12/01/2013 (p)	200,000	194,000
Geo Group, Inc., 8.25%, 07/15/2013	200,000	211,000
Hines Nurseries, Inc., 10.25%, 10/01/2011	190,000	204,250
Manitowoc Co., Inc., 7.125%, 11/01/2013	200,000	215,500
NationsRent West, Inc., 9.50%, 10/15/2010	175,000	194,250
Oakmont Asset Trust, 4.51%, 12/22/2008 144A	4,000,000	4,011,624

		5,434,124

Construction & Engineering 2.6%
Centex Corp., Ser. E, FRN, 3.74%, 11/22/2004	500,000	500,330
Lennar Corp., FRN, 2.66%, 03/19/2009	4,000,000	4,023,484
Pulte Homes, Inc., 4.875%, 07/15/2009	4,000,000	4,097,084

		8,620,898

Industrial Conglomerates 1.3%
General Electric Co., 5.00%, 02/01/2013	4,000,000	4,153,304

Machinery 0.3%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	400,000	458,000
Cummins, Inc., 9.50%, 12/01/2010	20,000	23,050
Navistar International Corp., 7.50%, 06/15/2011	95,000	103,075
Terex Corp., 7.375%, 01/15/2014	190,000	204,250
Wolverine Tube, Inc., 7.375%, 08/01/2008 144A	200,000	199,000

		987,375

Transportation Infrastructure 0.0%
Offshore Logistics, Inc., 6.125%, 06/15/2013	200,000	208,000

INFORMATION TECHNOLOGY 1.4%
IT Services 1.4%
First Data Corp., 3.90%, 10/01/2009	4,000,000	4,019,300
Iron Mountain, Inc., 6.625%, 01/01/2016	175,000	175,000
Stratus Technologies, Inc., 10.375%, 12/01/2008	200,000	171,000
Unisys Corp., 6.875%, 03/15/2010	200,000	215,000

		4,580,300

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS 2.5%
Chemicals 0.5%
Airgas, Inc., 9.125%, 10/01/2011	$175,000	$197,750
Equistar Chemicals LP, 10.625%, 05/01/2011	200,000	232,000
FMC Corp., 10.25%, 11/01/2009	175,000	203,875
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	38,000	44,080
11.625%, 10/15/2010	175,000	207,156
Lyondell Chemical Co., 9.50%, 12/15/2008	175,000	191,625
Millennium America, Inc., 9.25%, 06/15/2008	200,000	224,000
Nalco Co., 7.75%, 11/15/2011	165,000	179,438
Scotts Co., 6.625%, 11/15/2013	200,000	212,000

		1,691,924

Containers & Packaging 0.3%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026 (p)	175,000	161,000
Graphic Packaging International, Inc., 8.50%, 08/15/2011	175,000	198,187
Norampac, Inc., 6.75%, 06/01/2013	200,000	212,000
Owens-Brockway Glass Container, Inc., 8.875%, 02/15/2009	175,000	192,938
Stone Container Corp., 9.75%, 02/01/2011	100,000	112,000

		876,125

Metals & Mining 0.1%
Century Aluminum Co., 7.50%, 08/15/2014 144A	60,000	63,900
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	80,000	85,900
Peabody Energy Corp., 5.875%, 04/15/2016	65,000	66,625
U.S. Steel LLC, 10.75%, 08/01/2008	114,000	135,660

		352,085

Paper & Forest Products 1.6%
Boise Cascade LLC, 7.125%, 10/15/2014 144A	25,000	26,220
Buckeye Technologies, Inc., 8.50%, 10/01/2013	100,000	111,000
Georgia Pacific Corp., 8.125%, 05/15/2011	200,000	234,500
Meadwestvaco Corp., 6.80%, 11/15/2032	4,400,000	4,708,647

		5,080,367

TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.4%
Bellsouth Telecommunications, 6.125%, 09/23/2008	2,950,000	3,191,605
Insight Midwest LP, 10.50%, 11/01/2010 (p)	175,000	194,687
Qwest Corp., 7.875%, 09/01/2011 144A	90,000	96,300
Verizon, Inc., 7.375%, 04/01/2032 (p)	4,000,000	4,546,084

		8,028,676

Wireless Telecommunication Services 0.1%
Nextel Communications, Inc., 5.95%, 03/15/2014	200,000	205,500
Rural Cellular Corp., 8.25%, 03/15/2012 144A	15,000	15,825

		221,325

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES 4.1%
Electric Utilities 1.4%
FirstEnergy Corp., Ser. B, 6.45%, 11/15/2011	$4,000,000	$4,388,948

Multi-Utilities & Unregulated Power 2.7%
Constellation Energy Group, Inc., 4.55%, 06/15/2015	4,000,000	3,829,376
Dominion Resources, Inc., FRN, 2.01%, 05/15/2006	2,010,000	2,015,236
NRG Energy, Inc., 8.00%, 12/15/2013 144A	75,000	82,969
Pacific Gas & Electric Corp., FRN, 2.72%, 04/03/2006	2,750,000	2,753,718
Reliant Resources, Inc., 9.50%, 07/15/2013	200,000	226,000

		8,907,299

Total Corporate Bonds (cost $243,913,875)		250,366,388

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.1%
FHLMC:
6.00%, 01/01/2032	14,898	15,450
7.50%, 09/01/2013-05/01/2015	149,517	158,852

Total U.S. Government & Agency Obligations (cost $171,018)		174,302

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 0.4%
Fixed Rate 0.4%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%, 07/25/2027
(cost $1,176,871)	1,145,634	1,145,045

YANKEE OBLIGATIONS-CORPORATE 11.1%
CONSUMER STAPLES 2.8%
Beverages 2.8%
CIA Brasileira de Bebidas, 8.75%, 09/15/2013	4,000,000	4,560,000
SABMiller plc, 6.625%, 08/15/2033 144A	4,000,000	4,516,824

		9,076,824

ENERGY 1.1%
Oil & Gas 1.1%
Encana Corp., 4.60%, 08/15/2009	3,500,000	3,608,094

HEALTH CARE 0.1%
Pharmaceuticals 0.1%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A (p)	150,000	153,750

INDUSTRIALS 1.3%
Industrial Conglomerates 1.3%
Tyco International Group SA, 6.00%, 11/15/2013	4,000,000	4,377,560

INFORMATION TECHNOLOGY 0.0%
Electronic Equipment & Instruments 0.0%
Celestica, Inc., 7.875%, 07/01/2011	95,000	102,125

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
MATERIALS 0.7%
Paper & Forest Products 0.7%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013 144A	$20,000	$21,450
Nexfor, Inc., 7.25%, 07/01/2012	2,000,000	2,248,918

		2,270,368

TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.8%
Telecom Italia SpA, 4.00%, 01/15/2010 144A	5,000,000	4,959,230
Telefonos De Mexico SA, 4.50%, 11/19/2008	4,000,000	4,045,244

		9,004,474

Wireless Telecommunication Services 0.1%
Rogers Cantel, Inc., 9.75%, 06/01/2016	200,000	231,000
Rogers Wireless, Inc., 6.375%, 03/01/2014	175,000	168,000

		399,000

UTILITIES 2.2%
Electric Utilities 1.3%
Transalta Corp, 5.75%, 12/15/2013	4,000,000	4,183,276

Oil & Gas 0.9%
Petrobras International Finance Co., 8.375%, 12/10/2018 (p)	3,000,000	3,030,000

Total Yankee Obligations-Corporate (cost $35,089,914)		36,205,471

	Shares	Value

PREFERRED STOCKS 1.2%
FINANCIALS 1.2%
Diversified Financial Services 1.2%
Zurich Regcaps Funding Trust V 144A (cost $3,762,908)	4,000	3,800,000

MUTUAL FUND SHARES 1.2%
PIMCO High Income Fund (cost $3,831,373)	257,000	3,862,710

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 6.1%
U.S. TREASURY OBLIGATION 0.3%
U.S. Treasury Bills, 1.97%, 11/12/2004 + ƒ	$1,200,000	1,199,483

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 5.8%
Evergreen Institutional Money Market Fund ø	5,790,147	$5,790,147
Navigator Prime Portfoli (p) (p)	13,089,590	13,089,590

		18,879,737

Total Short-Term Investments (cost $20,079,220)		20,079,220

Total Investments (cost $328,494,357) 103.1%		336,361,530
Other Assets and Liabilities (3.1%)		(10,047,638)

Net Assets 100.0%		$326,313,892

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the
Board of Trustees.
(p)	All or a portion of this security is on loan.
+	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)(p)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of October 31, 2004:

AAA	3.5%
AA	2.3%
A	23.9%
BBB	57.1%
BB	4.1%
B	5.1%
NR	4.0%

100.0%

The following table shows the percent of total bonds by maturity as of October 31, 2004:

Less than 1 year	2.9%
1 to 3 year(s)	11.3%
3 to 5 years	15.0%
5 to 10 years	39.7%
10 to 20 years	12.6%
20 to 30 years	17.6%
Greater than 30 years	0.9%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004 (unaudited)

Assets
Investments in securities, at value (cost $328,494,357) including
$12,870,076 of securities loaned	$336,361,530
Receivable for Fund shares sold	37,583
Interest and dividends receivable	4,296,155
Receivable for daily variation margin on open futures contracts	40,000
Receivable for securities lending income	684
Prepaid expenses and other assets	141,682

Total assets	340,877,634

Liabilities
Dividends payable	450,631
Payable for securities purchased	11,952
Payable for Fund shares redeemed	933,789
Payable for securities on loan	13,089,590
Advisory fee payable	7,081
Distribution Plan expenses payable	11,393
Due to other related parties	2,753
Accrued expenses and other liabilities	56,553

Total liabilities	14,563,742

Net assets	$326,313,892

Net assets represented by
Paid-in capital	$368,809,909
Overdistributed net investment income	(1,766,715)
Accumulated net realized losses on securities, foreign currency
related transactions and futures contracts	(48,623,306)
Net unrealized gains on securities, foreign currency
related transactions and futures contracts	7,894,004

Total net assets	$326,313,892

Net assets consists of
Class A	$264,231,174
Class B	24,665,791
Class C	34,691,520
Class I	2,725,407

Total net assets	$326,313,892

Shares outstanding
Class A	17,556,015
Class B	1,638,833
Class C	2,304,988
Class I	181,080

Net asset value per share
Class A	$15.05
Class A - Offering price (based on sales charge of 4.75%)	$15.80
Class B	$15.05
Class C	$15.05
Class I	$15.05

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2004 (unaudited)

Investment income
Interest	$8,743,097
Dividends	348,311

Total investment income	9,091,408

Expenses
Advisory fee	704,320
Distribution Plan expenses
Class A	396,815
Class B	124,875
Class C	181,106
Administrative services fee	164,084
Transfer agent fees	340,514
Trustees' fees and expenses	2,396
Printing and postage expenses	20,885
Custodian and accounting fees	45,945
Registration and filing fees	17,969
Professional fees	10,002
Other	7,697

Total expenses	2,016,608
Less: Expense reductions	(3,097)
Fee waivers	(194,520)

Net expenses	1,818,991

Net investment income	7,272,417

Net realized and unrealized gains or losses on securities, foreign currency related transactions and futures contracts
Net realized gains or losses on:
Securities	(4,404,823)
Foreign currency related transactions	43,543
Futures contracts	(706,250)

Net realized losses on securities, foreign currency related transactions and futures contracts	(5,067,530)
Net change in unrealized gains or losses on securities, foreign currency related transactions
and futures contracts	11,624,602

Net realized and unrealized gains or losses on securities, foreign currency related transactions
and futures contracts	6,557,072

Net increase in net assets resulting from operations	$13,829,489

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six MonthsEnded
	October31, 2004		YearEnded
	(unaudited)		April 30,2004

Operations
Net investment income		$7,272,417		$16,856,806
Net realized gains or losses on securities,
foreign currency related transactions
and futures contracts		(5,067,530)		5,586,344
Net change in unrealized gains or losses
on securities, foreign currency related
transactions and futures contracts		11,624,602		(15,614,330)

Net increase in net assets resulting from
operations		13,829,489		6,828,820

Distributions to shareholders from
Net investment income
Class A		(6,484,963)		(15,198,914)
Class B		(524,893)		(1,186,466)
Class C		(762,510)		(1,898,544)
Class I		(64,436)		(162,471)

Total distributions to shareholders		(7,836,802)		(18,446,395)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	122,259	1,802,296	362,207	5,511,500
Class B	108,171	1,582,362	451,342	6,871,941
Class C	33,623	490,322	307,989	4,687,644
Class I	32,511	474,813	69,019	1,049,350

		4,349,793		18,120,435

Net asset value of shares issued in
reinvestment of distributions
Class A	277,245	4,094,531	611,529	9,254,418
Class B	20,331	300,187	44,009	665,861
Class C	34,006	502,009	81,748	1,237,149
Class I	1,092	16,136	1,518	22,947

		4,912,863		11,180,375

Automatic conversion of Class B shares
to Class A shares
Class A	8,792	128,527	27,179	413,022
Class B	(8,792)	(128,527)	(27,179)	(413,022)

		0		0

Payment for shares redeemed
Class A	(1,523,111)	(22,389,918)	(3,504,087)	(53,099,113)
Class B	(229,405)	(3,370,791)	(506,299)	(7,674,174)
Class C	(368,758)	(5,431,742)	(898,190)	(13,598,071)
Class I	(8,996)	(130,414)	(126,148)	(1,885,559)

		(31,322,865)		(76,256,917)

Net decrease in net assets resulting
from capital share transactions		(22,060,209)		(46,956,107)

Total decrease in net assets		(16,067,522)		(58,573,682)
Net assets
Beginning of period		342,381,414		400,955,096

End of period		$326,313,892		$342,381,414

Overdistributed net investment income		$(1,766,715)		$(483,222)

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Diversified Bond Fund (the "Fund") is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended October 31, 2004, EIMC waived its fee in the amount of $194,520, which represents 0.12% of the Fund's average daily net assets (on an annualized basis). As of October 31, 2004 the Fund had $205,505 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.21% of the Fund's average daily net assets.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended October 31, 2004, EIS received $2,814 from the sale of Class A shares and $58,685 and $4,739 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 9,057,566	$ 280,354,218	$ 11,500,905	$ 302,578,688

At October 31, 2004, the Fund had open short futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	October 31, 2004	Loss

December 2004	150 U.S. Treasury	$ 16,834,406	$ 17,034,375	$ 199,969
Notes Futures

At October 31, 2004, the Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	October 31, 2004	Gain

December 2004	140 U.S. Treasury	$ 15,711,325	$ 15,938,125	$ 226,800
Bonds Futures

During the six months ended October 31, 2004, the Fund loaned securities to certain brokers. At October 31, 2004, the value of securities on loan and the value of collateral (including accrued interest) amounted to $12,870,076 and $13,089,590, respectively. During the six months ended October 31, 2004, the Fund earned $14,665 in income from securities lending which is included in interest income on the Statement of Operations.

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $328,578,095. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,037,543 and $1,254,108, respectively, with a net unrealized appreciation of $7,783,435.

26

As of April 30, 2004, the Fund had $42,634,473 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010

$ 7,055,922	$19,652,642	$ 11,338,929	$ 4,586,980

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. SUBSEQUENT EVENT

The Board of Trustees for Vestaur Securities Fund (AMEX:VES) has approved a proposal brought to them by EIMC to reorganize Vestaur Securities Fund into Class I shares of the Fund.

The merger is subject to approval by the Board of Trustees of the Fund, which is expected to consider the proposal at a meeting being held January 13, 2005. EIMC will recommend the approval of this proposal to the Board of Trustees. If the Evergreen Board approves the merger, existing shareholders of Vestaur Securities Fund will be notified and given the opportunity to vote on the transaction.

29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2	Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

564353 rv2 12/2004

Evergreen High Yield Bond Fund

Evergreen

HIGH YIELD BOND FUND

Semiannual Report
as of October 31, 2004

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen High Yield Bond Fund, which covers the six-month period ended October 31, 2004.

Our fixed income portfolio teams entered the investment period with a major decision to make regarding the magnitude of potential changes in monetary policy. Since the Federal Reserve had kept its target for the benchmark federal funds rate at a 46-year low of 1% for more than nine months, most investors agreed that rates were headed higher. The key was by how much, and what impact that would have on the level of market interest rates. Considering that the federal funds rate was significantly below that of inflation, we determined that the Federal Reserve would be true to its word, and enact a "measured" removal of policy accommodation.

The period began with positive momentum on the economic front. First quarter Gross Domestic Product ("GDP") grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing the trend for sustainable economic growth. The next key for the recovery would come in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery had persisted for months. Yet that too also improved, as the investment period began with consecutive monthly payroll gains in excess of 300,000 jobs.

1

LETTER TO SHAREHOLDERS continued

The bond market quickly sent investors a message: be careful what you wish for. After having fretted for months about a jobless recovery, the sudden large number of jobs being created and the threat of higher wage inflation sent market yields dramatically higher last spring. In addition to the improvement in employment, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Federal Reserve, other factors emerged to drive yields higher during the first part of the investment period. Indeed, interest rate concerns were exacerbated by rising gasoline prices and the larger than forecast readings on consumer inflation during May and June.

As it turned out, the advent of the Federal Reserve's gradual tightening cycle proved to be the tonic that the markets needed. As with many issues confronting investors in recent years, clarity bested uncertainty, and the bond market responded favorably to the prospects of only slightly higher interest rates. Monetary policy officials were also making the rounds in speeches reiterating their intentions to remain "measured" in the removal of policy accommodation. In addition, economic data began to moderate. The pace of job growth slowed and the inflation fears of June had dissipated by September. Despite higher oil prices, inflation reports were becoming less threatening, suggesting that oil would ultimately prove a drag on growth, rather than ignite inflation.

Other factors served to reward a variety of fixed income categories in recent months. For example, the uncertain geopolitical environment and the weaker dollar resulted in higher domestic and international demand for the perceived safety of U.S. government bonds, and the yield on the 10-year Treasury hovered around 4% at the close of the third quarter, despite the likelihood of higher federal deficits. Mortgages also benefited from the reduced prepayment risk in their portfolios, and high yield bonds continued to attract attention given

2

LETTER TO SHAREHOLDERS continued

their income potential and the low default risk. Solid corporate balance sheets and earnings potential enabled many investment grade corporate bonds to also strengthen as the investment period progressed. Indeed, despite the rate hikes from the Federal Reserve, prices firmed for a variety of asset classes within the fixed income market during the latter half of the investment period.

In this environment, we continue to recommend diversified fixed income strategies for long-term investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2004

MANAGEMENT TEAM

Dana Erikson, CFA

High Yield Bond Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/21/1998	4/14/1998

Nasdaq symbol	EKHAX	EKHBX	EKHCX	EKHYX

6-month return with sales charge	0.08%	-0.33%	3.67%	N/A

6-month return w/o sales charge	5.04%	4.67%	4.67%	5.20%

Average annual return*

1-year with sales charge	4.72%	4.20%	8.20%	N/A

1-year w/o sales charge	9.96%	9.20%	9.20%	10.29%

5-year	5.81%	5.77%	6.06%	7.12%

10-year	5.99%	5.97%	5.97%	6.66%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen High Yield Bond Fund Class A shares, versus a similar investment in the Merrill Lynch High Yield Master Index1 (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of October 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2004	10/31/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,050.38	$ 5.27
Class B	$ 1,000.00	$ 1,046.71	$ 8.87
Class C	$ 1,000.00	$ 1,046.71	$ 8.87
Class I	$ 1,000.00	$ 1,051.95	$ 3.72
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.06	$ 5.19
Class B	$ 1,000.00	$ 1,016.53	$ 8.74
Class C	$ 1,000.00	$ 1,016.53	$ 8.74
Class I	$ 1,000.00	$ 1,021.58	$ 3.67

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.02% for Class A, 1.72% for Class B, 1.72% for Class C and 0.72% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2004
CLASS A	(unaudited)[1]	2004	2003 [1]	2002 [2]	2001	2000

Net asset value, beginning of period	$3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72	$ 4.06

Income from investment operations
Net investment income	0.12	0.25	0.27	0.27	0.33	0.34
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.05	0.14	0.01	(0.09)	(0.33)	(0.32)

Total from investment operations	0.17	0.39	0.28	0.18	0	0.02

Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.27)	(0.28)	(0.33)	(0.33)
Tax basis return of capital	0	0	0	0	0	(0.03)

Total distributions to shareholders	(0.13)	(0.26)	(0.27)	(0.28)	(0.33)	(0.36)

Net asset value, end of period	$3.47	$ 3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72

Total return [3]	5.04%	12.25%	9.42%	5.77%	0.15%	0.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$516,757	$530,526	$484,346	$321,830	$322,330	$291,575
Ratios to average net assets
Expenses [4]	1.02% [5]	1.01%	1.11%	1.19%	1.25%	1.27%
Net investment income	7.26% [5]	7.42%	8.70%	8.27%	9.39%	8.57%
Portfolio turnover rate	27%	71%	80%	138%	140%	107%

[1] Net investment income per share is based on average shares outsta nding during the period.
[2] As required, effective May 1, 2001, the Fund adopted the pr ovisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing prem ium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.00;
an increase in net realized gains or losses per share of $0.00; and a decrease to the ratio of net investment income to average net assets of 0.13%.
[3] Excluding applicable sales charges
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[5] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2004
CLASS B	(unaudited)	2004 [1]	2003 [1]	2002 [1,2]	2001	2000 [1]

Net asset value, beginning of period	$3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72	$ 4.06

Income from investment operations
Net investment income	0.11	0.23	0.25	0.24	0.34	0.31
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.05	0.14	0.01	(0.08)	(0.37)	(0.32)

Total from investment operations	0.16	0.37	0.26	0.16	(0.03)	(0.01)

Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.25)	(0.26)	(0.30)	(0.30)
Tax basis return of capital	0	0	0	0	0	(0.03)

Total distributions to shareholders	(0.12)	(0.24)	(0.25)	(0.26)	(0.30)	(0.33)

Net asset value, end of period	$3.47	$ 3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72

Total return [3]	4.67%	11.46%	8.61%	4.98%	(0.60%)	(0.37%)

Ratios and supplemental data
Net assets, end of period (thousands)	$238,634	$247,741	$173,002	$54,537	$33,844	$28,229
Ratios to average net assets
Expenses [4]	1.72% [5]	1.72%	1.84%	1.92%	2.00%	2.02%
Net investment income	6.56% [5]	6.71%	7.99%	7.49%	8.61%	7.79%
Portfolio turnover rate	27%	71%	80%	138%	140%	107%

[1] Net investment income per share is based on average shares outsta nding during the period.
[2] As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA A udit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.01; an increase in net realized gains or losses per share of $0.01; and a
decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ratios and supp lemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[3] Excluding applicable sales charges.
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[5] Annualized

See Notes to Financial  Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October31, 2004
CLASS C	(unaudited)	2004	2003 [1]	2002 [2]	2001	2000

Net asset value, beginning of period	$3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72	$ 4.06

Income from investment operations
Net investment income	0.11	0.23	0.25	0.26	0.29	0.32
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.05	0.14	0.01	(0.10)	(0.32)	(0.33)

Total from investment operations	0.16	0.37	0.26	0.16	(0.03)	(0.01)

Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.25)	(0.26)	(0.30)	(0.30)
Tax basis return of capital	0	0	0	0	0	(0.03)

Total distributions to shareholders	(0.12)	(0.24)	(0.25)	(0.26)	(0.30)	(0.33)

Net asset value, end of period	$3.47	$ 3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72

Total return [3]	4.67%	11.46%	8.61%	4.98%	(0.60%)	(0.37%)

Ratios and supplemental data
Net assets, end of period (thousands)	$342,038	$381,525	$290,914	$105,753	$80,753	$3,172
Ratios to average net assets
Expenses [4]	1.72% [5]	1.72%	1.85%	1.93%	2.00%	2.00%
Net investment income	6.57% [5]	6.72%	7.98%	7.52%	8.61%	7.80%
Portfolio turnover rate	27%	71%	80%	138%	140%	107%

[1] Net investment income per share is based on average shares outsta nding during the period.
[2] As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA A udit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.00; and increase in net realized gains or losses per share of $0.00; and
a decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ra tios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[3] Excluding applicable sales charges.
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[5] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2004
CLASS I [1]	(unaudited)	2004	2003 [2]	2002 [3]	2001	2000

Net asset value, beginning of period	$ 3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72	$ 4.06

Income from investment operations
Net investment income	0.13	0.26	0.28	0.29	0.34	0.35
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.04	0.14	0.01	(0.10)	(0.33)	(0.32)

Total from investment operations	0.17	0.40	0.29	0.19	0.01	0.03

Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.28)	(0.29)	(0.34)	(0.34)
Tax basis return of capital	0	0	0	0	0	(0.03)

Total distributions to shareholders	(0.13)	(0.27)	(0.28)	(0.29)	(0.34)	(0.37)

Net asset value, end of period	$ 3.47	$ 3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72

Total return	5.20%	12.58%	9.69%	6.04%	0.40%	0.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$43,872	$37,894	$49,370	$10,011	$6,047	$6,153
Ratios to average net assets
Expenses [4]	0.72% [5]	0.72%	0.84%	0.92%	1.00%	1.01%
Net investment income	7.55% [5]	7.73%	9.05%	8.53%	9.63%	8.87%
Portfolio turnover rate	27%	71%	80%	138%	140%	107%

[1] Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
[2] Net investment income per share is based on average shares outsta nding during the period.
[3] As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA A udit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.00; an increase in net realized gains or losses per share of $0.00; and a decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ratios and supp lemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[5] Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 83.7%
CONSUMER DISCRETIONARY 26.4%
Auto Components 3.9%
ArvinMeritor, Inc., 6.80%, 02/15/2009 (p)	$ 8,998,000	$9,222,950
Collins & Aikman Products Co.:
10.75%, 12/31/2011 (p)	3,715,000	3,724,288
12.875%, 08/15/2012 144A (p)	4,900,000	4,263,000
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012 (p)	6,000,000	6,217,500
RJ Tower Corp., 12.00%, 06/01/2013 (p)	8,200,000	5,781,000
Tenneco Automotive, Inc., Ser. B, 10.25%, 07/15/2013 (p)	6,540,000	7,651,800
TRW Automotive, Inc., 9.375%, 02/15/2013	7,138,000	8,244,390

		45,104,928

Hotels, Restaurants & Leisure 6.2%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	5,500,000	6,297,500
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	13,000,000	15,145,000
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	6,995,000	8,079,225
La Quinta Corp., 8.875%, 03/15/2011	2,990,000	3,393,650
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007 (p)	6,000,000	6,870,000
MTR Gaming Group, Inc., 9.75%, 04/01/2010	9,430,000	10,231,550
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012	6,000,000	6,420,000
Venetian Casino Resort LLC, 11.00%, 06/15/2010	12,000,000	13,845,000

		70,281,925

Household Durables 3.5%
Amscan Holdings, Inc., 8.75%, 05/01/2014 144A	5,515,000	5,570,150
Jarden Corp., 9.75%, 05/01/2012	9,020,000	9,831,800
K. Hovnanian Enterprises, Inc.:
6.375%, 12/15/2014	3,000,000	3,052,500
10.50%, 10/01/2007	4,280,000	4,986,200
Meritage Corp., 9.75%, 06/01/2011	5,400,000	6,048,000
Technical Olympic USA, Inc.:
7.50%, 03/15/2011	1,000,000	1,022,500
10.375%, 07/01/2012	1,200,000	1,356,000
WCI Communities, Inc., 9.125%, 05/01/2012	6,800,000	7,582,000

		39,449,150

Leisure Equipment & Products 1.5%
Affinity Group, Inc., 9.00%, 02/15/2012	4,559,000	4,900,925
General Nutrition Centers, Inc., 8.50%, 12/01/2010	7,000,000	7,087,500
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 144A	4,510,000	4,679,125

		16,667,550

Media 6.8%
AMC Entertainment, Inc., Sr. Disc. Note, Step Bond, 0.00%, 08/15/2014 144A †	9,500,000	5,890,000
Cablevision Systems Corp., 8.00%, 04/15/2012 144A (p)	8,615,000	9,304,200
CCO Holdings LLC, 8.75%, 11/15/2013 (p)	6,000,000	6,015,000
Charter Communications Holdings LLC, 8.625%, 04/01/2009 (p)	6,750,000	5,467,500

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Cinemark USA, Inc.:
9.00%, 02/01/2013	$ 5,000,000	$5,675,000
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 †	5,860,000	4,175,250
CSC Holdings, Inc., 7.625%, 04/01/2011 (p)	6,530,000	7,134,025
Emmis Communications Corp., 6.875%, 05/15/2012	5,835,000	6,155,925
Jostens IH Corp., 7.625%, 10/01/2012 144A	5,525,000	5,746,000
Loews Cineplex Entertainment Corp., 9.00%, 08/01/2014 144A	1,530,000	1,610,325
Mediacom Capital Corp., 9.50%, 01/15/2013 (p)	8,750,000	8,618,750
RCN Corp., 12.50%, 06/30/2008 (h)+	12,106,098	12,408,751

		78,200,726

Specialty Retail 4.1%
Cole National Group, Inc., 8.875%, 05/15/2012	2,440,000	2,863,950
CSK Auto, Inc., 7.00%, 01/15/2014 (p)	8,500,000	8,372,500
FTD, Inc., 7.75%, 02/15/2014	3,430,000	3,455,725
Group 1 Automotive, Inc., 8.25%, 08/15/2013	2,700,000	2,868,750
Michaels Stores, Inc., 9.25%, 07/01/2009 (p)	578,000	626,407
Office Depot, Inc., 10.00%, 07/15/2008	8,000,000	9,440,000
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	5,730,000	6,704,100
Tempur-Pedic, Inc., 10.25%, 08/15/2010	1,300,000	1,511,250
United Auto Group, Inc., 9.625%, 03/15/2012 (p)	7,000,000	7,822,500
Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,367,500

		47,032,682

Textiles, Apparel & Luxury Goods 0.4%
Oxford Industries, Inc., 8.875%, 06/01/2011	4,000,000	4,340,000

CONSUMER STAPLES 5.2%
Food & Staples Retailing 0.7%
Duane Reade, Inc., 9.75%, 08/01/2011 144A (p)	3,750,000	3,618,750
Michael Foods, Inc., 8.00%, 11/15/2013	2,500,000	2,650,000
Rite Aid Corp., 9.50%, 02/15/2011	1,920,000	2,136,000

		8,404,750

Food Products 1.6%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	430,000	455,800
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	1,820,000	1,874,600
Del Monte Foods Co., 8.625%, 12/15/2012 (p)	4,547,000	5,149,477
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013	9,985,000	11,233,125

		18,713,002

Personal Products 1.5%
Playtex Products, Inc.:
8.00%, 03/01/2011	8,000,000	8,780,000
9.375%, 06/01/2011 (p)	8,000,000	8,460,000

		17,240,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Tobacco 1.4%
Commonwealth Brands, Inc., 10.625%, 09/01/2008 144A	$ 9,125,000	$9,626,875
North Atlantic Trading, Inc., 9.25%, 03/01/2012 (p)	6,105,000	5,952,375

		15,579,250

ENERGY 10.9%
Energy Equipment & Services 2.8%
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	4,715,000	4,962,537
Dresser, Inc., 9.375%, 04/15/2011	5,000,000	5,575,000
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	3,025,000	3,191,375
Newpark Resources, Inc., 8.625%, 12/15/2007	3,500,000	3,561,250
Offshore Logistics, Inc., 6.125%, 06/15/2013	1,000,000	1,040,000
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009 (p)	8,300,000	8,766,875
SESI LLC, 8.875%, 05/15/2011	4,150,000	4,565,000

		31,662,037

Oil & Gas 8.1%
Chesapeake Energy Corp., 6.875%, 01/15/2016	9,145,000	9,830,875
El Paso Energy Corp., 6.75%, 05/15/2009 (p)	12,000,000	12,240,000
El Paso Production Holding Co., 7.75%, 06/01/2013	7,830,000	8,201,925
Encore Acquisition Co., 6.25%, 04/15/2014	3,445,000	3,548,350
Evergreen Resources, Inc., 5.875%, 03/15/2012	1,160,000	1,200,600
Exco Resources, Inc., 7.25%, 01/15/2011	3,505,000	3,811,688
General Maritime Corp., 10.00%, 03/15/2013 (p)	5,990,000	6,925,937
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	8,400,000	9,460,500
Petroleum Helicopters, Inc., 9.375%, 05/01/2009	1,500,000	1,629,375
Plains Exploration & Production Co., 8.75%, 07/01/2012	2,730,000	3,098,550
Premcor Refining Group, Inc.:
6.75%, 05/01/2014	8,000,000	8,480,000
9.50%, 02/01/2013	5,250,000	6,221,250
Stone Energy Corp., 8.25%, 12/15/2011	4,200,000	4,578,000
Tesoro Petroleum Corp.:
8.00%, 04/15/2008	2,860,000	3,124,550
9.625%, 04/01/2012 (p)	6,140,000	7,199,150
Tri-Union Development Corp.:
12.50%, 06/01/2006 (h) • +	2,898,000	2,463,300
Ser. A1, 12.50%, 06/01/2006 (h) • +	214,062	181,953

		92,196,003

FINANCIALS 6.3%
Diversified Financial Services 2.5%
Arch Western Finance LLC, 6.75%, 07/01/2013 (p)	5,500,000	5,871,250
Borden U.S. Finance Corp., 9.00%, 07/15/2014 144A	1,600,000	1,758,000
Nalco Finance Holdings LLC, Sr. Disc. Note, Step Bond, 0.00%,
02/01/2014 144A †	10,130,000	7,572,175
Northern Telecom Capital Corp., 7.875%, 06/15/2026	6,500,000	6,402,500
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	6,500,000	6,223,750

		27,827,675

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 (p)	$ 4,100,000	$4,407,500

Real Estate 3.4%
Choctaw Resort Development Enterprise, 9.25%, 04/01/2009	6,250,000	6,734,375
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	5,600,000	6,104,000
HMH Properties, Inc., Ser. B, 7.875%, 08/01/2008 REIT	2,034,000	2,100,105
Host Marriott LP, Ser. J, 7.125%, 11/01/2013 REIT (p)	7,000,000	7,595,000
LNR Property Corp., 7.625%, 07/15/2013	7,800,000	8,736,000
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014 REIT	1,200,000	1,236,000
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	6,325,000	6,672,875

		39,178,355

HEALTH CARE 3.9%
Health Care Equipment & Supplies 0.9%
Norcross Safety Products LLC, Ser. B, 9.875%, 08/15/2011 (p)	2,000,000	2,190,000
Rotech Healthcare, Inc., 9.50%, 04/01/2012	2,000,000	2,190,000
Universal Hospital Services, Inc., 10.125%, 11/01/2011	5,370,000	5,504,250

		9,884,250

Health Care Providers & Services 2.9%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	5,000,000	5,650,000
IASIS Healthcare Corp., 8.75%, 06/15/2014 144A	3,845,000	4,152,600
PacifiCare Health Systems, Inc., 10.75%, 06/01/2009	5,535,000	6,406,763
Service Corporation International, 6.75%, 04/01/2016 (p)	3,625,000	3,751,875
Team Health, Inc., 9.00%, 04/01/2012 144A (p)	6,800,000	6,766,000
Tenet Healthcare Corp., 9.875%, 07/01/2014 144A (p)	6,100,000	6,420,250

		33,147,488

Pharmaceuticals 0.1%
Alpharma, Inc., 8.625%, 05/01/2011 144A	1,775,000	1,854,875

INDUSTRIALS 7.3%
Aerospace & Defense 0.1%
Argo Tech Corp., 9.25%, 06/01/2011 144A	1,220,000	1,335,900

Building Products 0.6%
Nortek, Inc., 8.50%, 09/01/2014 144A	6,160,000	6,560,400

Commercial Services & Supplies 4.7%
Allied Waste North America, Inc., 6.50%, 11/15/2010 (p)	3,595,000	3,478,162
American Color Graphics, Inc., 10.00%, 06/15/2010	7,500,000	5,775,000
Cenveo Corp., 7.875%, 12/01/2013 (p)	6,025,000	5,844,250
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	3,700,000	3,977,500
Coinmach Corp., 9.00%, 02/01/2010	5,000,000	5,200,000
Corrections Corporation of America, 7.50%, 05/01/2011	3,000,000	3,258,750
Geo Group, Inc., 8.25%, 07/15/2013 (p)	3,350,000	3,534,250
Hines Nurseries, Inc., 10.25%, 10/01/2011 (p)	3,500,000	3,762,500

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 05/15/2013 †	$ 5,000,000	$4,300,000
Mobile Mini, Inc., 9.50%, 07/01/2013 (p)	1,750,000	2,003,750
NationsRent West, Inc., 9.50%, 10/15/2010	1,175,000	1,304,250
United Rentals North America, Inc., 7.75%, 11/15/2013 (p)	11,250,000	10,940,625

		53,379,037

Machinery 1.7%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	12,375,000	14,169,375
Terex Corp.:
7.375%, 01/15/2014 (p)	1,920,000	2,064,000
10.375%, 04/01/2011 (p)	3,500,000	3,955,000

		20,188,375

Marine 0.2%
Horizon Lines LLC, 9.00%, 11/01/2012 144A	1,980,000	2,150,775

INFORMATION TECHNOLOGY 0.6%
Communications Equipment 0.3%
Telex Communications, Inc., 11.50%, 10/15/2008	3,250,000	3,558,750

IT Services 0.3%
Stratus Technologies, Inc., 10.375%, 12/01/2008	4,000,000	3,420,000

MATERIALS 16.3%
Chemicals 7.5%
Acetex Corp., 10.875%, 08/01/2009	5,000,000	5,525,000
Equistar Chemicals LP, 10.625%, 05/01/2011 (p)	6,000,000	6,960,000
Ethyl Corp., 8.875%, 05/01/2010	2,200,000	2,387,000
FMC Corp., 10.25%, 11/01/2009	5,000,000	5,825,000
HMP Equity Holdings Corp., 0.00%, 05/15/2008 (n)(p)	4,500,000	2,925,000
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	5,000,000	5,800,000
Huntsman International LLC:
9.875%, 03/01/2009	4,280,000	4,772,200
11.50%, 07/15/2012 144A (p)	9,250,000	10,452,500
Lyondell Chemical Co., 10.50%, 06/01/2013 (p)	10,000,000	11,850,000
Methanex Corp., 8.75%, 08/15/2012 (p)	4,795,000	5,634,125
Millennium America, Inc., 9.25%, 06/15/2008 (p)	2,000,000	2,240,000
Nalco Co., 8.875%, 11/15/2013 (p)	5,850,000	6,442,312
OM Group, Inc., 9.25%, 12/15/2011	13,000,000	13,666,250
PolyOne Corp., 8.875%, 05/01/2012	605,000	648,863

		85,128,250

Containers & Packaging 4.0%
Graham Packaging Co., 9.875%, 10/15/2014 144A	2,750,000	2,928,750
Graphic Packaging International, Inc., 8.50%, 08/15/2011	7,000,000	7,927,500
Jefferson Smurfit Group, 7.50%, 06/01/2013 (p)	10,105,000	11,064,975

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging continued
Owens-Brockway Glass Container, Inc.:
8.25%, 05/15/2013 (p)	$ 7,850,000	$8,674,250
8.75%, 11/15/2012 (p)	3,835,000	4,343,137
8.875%, 02/15/2009	5,000,000	5,512,500
Smurfit-Stone Container Corp., 9.75%, 02/01/2011	5,000,000	5,600,000

		46,051,112

Metals & Mining 3.4%
Alaska Steel Corp., 7.75%, 06/15/2012 (p)	2,900,000	2,950,750
Century Aluminum Co., 7.50%, 08/15/2014 144A	1,920,000	2,044,800
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	6,400,000	6,872,000
Freeport-McMoRan Copper & Gold, Inc.:
7.20%, 11/15/2026	4,350,000	3,762,750
10.125%, 02/01/2010	5,285,000	5,958,838
Oregon Steel Mills, Inc., 10.00%, 07/15/2009 (p)	7,625,000	8,501,875
Peabody Energy Corp.:
5.875%, 04/15/2016	4,275,000	4,381,875
6.875%, 03/15/2013	2,380,000	2,623,950
U.S. Steel LLC, 10.75%, 08/01/2008 (p)	1,501,000	1,786,190

		38,883,028

Paper & Forest Products 1.4%
Boise Cascade LLC, 7.125%, 10/15/2014 144A	1,335,000	1,400,159
Georgia Pacific Corp.:
8.00%, 01/15/2024 (p)	3,340,000	3,882,750
8.125%, 05/15/2011	9,000,000	10,552,500

		15,835,409

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 1.9%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	7,045,000	7,326,800
FairPoint Communications, Inc.:
11.875%, 03/01/2010	2,000,000	2,310,000
12.50%, 05/01/2010	5,580,000	5,998,500
Qwest Corp., 7.875%, 09/01/2011 144A (p)	5,425,000	5,804,750

		21,440,050

Wireless Telecommunication Services 1.4%
Centennial Communications Corp., 8.625%, 02/01/2014 144A	5,675,000	5,760,125
Nextel Communications, Inc., 7.375%, 08/01/2015	8,000,000	8,920,000
Rural Cellular Corp., 8.25%, 03/15/2012 144A	1,170,000	1,234,350

		15,914,475

UTILITIES 3.5%
Electric Utilities 0.2%
MSW Energy Holdings LLC, 8.50%, 09/01/2010 (h)(p)	2,250,000	2,475,000

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Gas Utilities 0.8%
SEMCO Energy, Inc.:
7.125%, 05/15/2008 (h)	$ 3,500,000	$3,710,000
7.75%, 05/15/2013 (h) (p)	4,500,000	4,871,250

		8,581,250

Multi-Utilities & Unregulated Power 2.5%
AES Corp., 9.50%, 06/01/2009	5,740,000	6,644,050
NRG Energy, Inc., 8.00%, 12/15/2013 144A	4,160,000	4,602,000
Reliant Resources, Inc.:
9.25%, 07/15/2010 (p)	4,000,000	4,460,000
9.50%, 07/15/2013	11,250,000	12,712,500

		28,418,550

Total Corporate Bonds (cost $892,238,899)		954,492,507

YANKEE OBLIGATIONS - CORPORATE 6.8%
CONSUMER DISCRETIONARY 0.7%
Media 0.7%
IMAX Corp., 9.625%, 12/01/2010 144A (p)	8,000,000	8,160,000

ENERGY 0.8%
Energy Equipment & Services 0.8%
Petroleum Geo Services, 10.00%, 11/05/2010	8,050,000	9,217,250

FINANCIALS 0.6%
Diversified Financial Services 0.6%
Ono Finance plc, 0.00%, 03/16/2011 144A (n)(h)+	4,500	0
Ship Finance International, Ltd., 8.50%, 12/15/2013	6,915,000	7,053,300

		7,053,300

HEALTH CARE 1.0%
Pharmaceuticals 1.0%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A (p)	11,000,000	11,275,000

INDUSTRIALS 1.1%
Marine 0.9%
CP Ships, Ltd., 10.375%, 07/15/2012 (p)	6,690,000	7,743,675
Stena AB, 9.625%, 12/01/2012	2,000,000	2,262,500

		10,006,175

Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	2,940,000	3,046,575

INFORMATION TECHNOLOGY 0.6%
Electronic Equipment & Instruments 0.6%
Celestica, Inc., 7.875%, 07/01/2011 (p)	5,885,000	6,326,375

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
MATERIALS 1.4%
Containers & Packaging 1.2%
Crown European Holdings SA:
9.50%, 03/01/2011	$ 3,250,000	$3,721,250
10.875%, 03/01/2013	7,000,000	8,347,500
Stone Container Finance Co., 7.375%, 07/15/2014 144A	1,225,000	1,313,812

		13,382,562

Metals & Mining 0.1%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011 (p)	912,000	1,057,920

Paper & Forest Products 0.1%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	1,315,000	1,410,338

TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	2,790,000	2,678,400
9.625%, 05/01/2011	3,475,000	3,961,500

		6,639,900

Total Yankee Obligations-Corporate (cost $73,165,366)		77,575,395

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 0.0%
FIXED RATE 0.0%
FNMA, 8.00%, 06/01/2030 (cost $119,184)	120,731	131,317

	Shares	Value

COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
IMAX Corp. * (p)	372,332	2,416,435

ENERGY 0.0%
Oil & Gas 0.0%
Tribo Petroleum Corp., Class A (h)* +	3,425	0

INFORMATION TECHNOLOGY 0.0%
IT Services 0.0%
DecisionOne Corp. (h)* +	331,000	0

Total Common Stocks (cost $3,970,692)		2,416,435

WARRANTS 0.2%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 (h)* +	1,500	0
RCN Corp., Expiring 06/30/2013 (h)*+	1,500,000	0

		0

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Shares	Value

WARRANTS continued
ENERGY 0.0%
Oil & Gas 0.0%
Tri-Union Development Corp., Expiring 06/01/2006 (h)* +	2,020	$ 0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance LLC, Expiring 11/01/2006 144A (h)* +	4,000	0
Ono Finance plc, Expiring 05/31/2009 144A (h)* +	4,500	0

		0

MATERIALS 0.1%
Chemicals 0.1%
HMP Equity Holdings Corp., Expiring 05/15/2011 144A *	4,500	1,352,250

TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services 0.1%
American Tower Escrow Corp., Expiring 08/01/2008 *	4,250	894,625

Total Warrants (cost $1,463,877)		2,246,875

SHORT-TERM INVESTMENTS 25.1%
MUTUAL FUND SHARES 25.1%
Evergreen Institutional Money Market Fund ø	70,546,795	70,546,795
Navigator Prime Portfolio(p)(p)	216,073,926	216,073,926

Total Short-Term Investments (cost $286,620,721)		286,620,721

Total Investments (cost $1,257,578,739) 116.0%		1,323,483,250
Other Assets and Liabilities (16.0%)		(182,182,637)

Net Assets 100.0%		$ 1,141,300,613

(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under the guidelines established by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition.
The rate shown is the stated rate at the current period end.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the
Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations where readily available. In the absence of market quotations, the security is valued based on its fair value determined under procedures approved by the Board of
Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)(p)	Represents investment of cash collateral received from securities on loan.

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

Summary of Abbreviations
REIT Real Estate Investment Trust

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of October 31, 2004:

BBB	1.5%
BB	24.6%
B	67.0%
CCC	6.6%
Less than CCC	0.3%

100.0%

The following table shows the percent of total bonds by maturity as of October 31, 2004:

1 to 3 year(s)	2.0%
3 to 5 years	17.6%
5 to 10 years	68.8%
10 to 20 years	10.6%
20 to 30 years	1.0%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004 (unaudited)

Assets
Investments in securities, at value (cost $1,257,578,739) including $199,318,975 of
securities loaned	$1,323,483,250
Receivable for securities sold	13,892,289
Receivable for Fund shares sold	1,272,615
Interest receivable	25,528,306
Receivable for securities lending income	25,266
Prepaid expenses and other assets	484,705

Total assets	1,364,686,431

Liabilities
Dividends payable	2,722,666
Payable for securities purchased	2,044,912
Payable for Fund shares redeemed	2,383,904
Payable for securities on loan	216,073,926
Advisory fee payable	31,482
Distribution Plan expenses payable	60,108
Due to other related parties	10,754
Accrued expenses and other liabilities	58,066

Total liabilities	223,385,818

Net assets	$1,141,300,613

Net assets represented by
Paid-in capital	$1,227,987,936
Overdistributed net investment income	(5,818,710)
Accumulated net realized losses on securities and foreign currency related transactions	(146,773,124)
Net unrealized gains on securites	65,904,511

Total net assets	$1,141,300,613

Net assets consists of
Class A	$516,756,756
Class B	238,634,195
Class C	342,037,966
Class I	43,871,696

Total net assets	$1,141,300,613

Shares outstanding
Class A	148,914,855
Class B	68,767,839
Class C	98,563,094
Class I	12,642,408

Net asset value per share
Class A	$3.47
Class A - Offering price (based on sales charge of 4.75%)	$3.64
Class B	$3.47
Class C	$3.47
Class I	$3.47

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2004 (unaudited)

Investment income
Interest	$46,391,342

Expenses
Advisory fee	2,226,303
Distribution Plan expenses
Class A	751,475
Class B	1,172,742
Class C	1,719,714
Administrative services fee	560,011
Transfer agent fees	1,037,797
Trustees' fees and expenses	7,977
Printing and postage expenses	16,764
Custodian and accounting fees	129,153
Registration and filing fees	29,561
Professional fees	16,019
Interest expense	112
Other	13,562

Total expenses	7,681,190
Less: Expense reductions	(3,446)

Net expenses	7,677,744

Net investment income	38,713,598

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	9,480,466
Foreign currency related transactions	8,512

Net realized gains on securities and foreign currency related transactions	9,488,978
Net change in unrealized gains or losses on securities and foreign currency related transactions	4,946,306

Net realized and unrealized gains or losses on securities and foreign currency related
transactions	14,435,284

Net increase in net assets resulting from operations	$53,148,882

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31,2004		Year Ended
	(unaudited)		April 30, 2004

Operations
Net investment income		$38,713,598		$83,068,913
Net realized gains on securities and
foreign currency related transactions		9,488,978		29,132,515
Net change in unrealized gains or
losses on securities and foreign
currency related transactions		4,946,306		14,738,536

Net increase in net assets resulting
from operations		53,148,882		126,939,964

Distributions to shareholders
from
Net investment income
Class A		(18,784,661)		(40,401,265)
Class B		(7,970,265)		(16,064,645)
Class C		(11,697,455)		(26,727,023)
Class I		(1,580,501)		(2,971,340)

Total distributions to shareholders		(40,032,882)		(86,164,273)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	20,031,890	67,907,270	79,212,268	266,807,488
Class B	4,280,712	14,558,356	30,545,684	102,845,146
Class C	4,976,796	16,973,146	61,981,254	209,018,829
Class I	3,539,734	12,010,681	8,085,993	27,386,680

		111,449,453		606,058,143

Net asset value of shares issued in
reinvestment of distributions
Class A	3,684,073	12,558,198	7,196,311	24,449,863
Class B	1,139,668	3,884,582	2,210,574	7,511,508
Class C	1,891,912	6,447,792	4,041,046	13,729,885
Class I	161,790	552,417	159,741	543,754

		23,442,989		46,235,010

Automatic conversion of Class B
shares to Class A shares
Class A	308,436	1,046,726	509,358	1,742,465
Class B	(308,436)	(1,046,726)	(509,358)	(1,742,465)

		0		0

Payment for shares redeemed
Class A	(29,988,707)	(101,432,905)	(78,644,025)	(265,409,349)
Class B	(8,666,642)	(29,299,981)	(12,288,949)	(41,821,246)
Class C	(19,683,017)	(66,494,460)	(42,704,221)	(145,376,642)
Class I	(2,120,513)	(7,166,759)	(12,128,118)	(40,408,191)

		(204,394,105)		(493,015,428)

Net increase (decrease) in net assets
resulting from capital share
transactions		(69,501,663)		159,277,725

Total increase (decrease) in net assets		(56,385,663)		200,053,416
Net assets
Beginning of period		1,197,686,276		997,632,860

End of period		$1,141,300,613		$1,197,686,276

Overdistributed net investment income		$(5,818,710)		$(2,211,544)

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen High Yield Bond Fund (the "Fund") is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund's average daily net assets

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended October 31, 2004, the Fund paid brokerage commissions of $2,387 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended October 31, 2004, EIS received $42,363 from the sale of Class A shares and $1,107, $383,827 and $127,097 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $286,413,012 and $369,492,642, respectively, for the six months ended October 31, 2004.

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,257,688,593. The gross unrealized appreciation and depreciation on securities based on tax cost was $74,079,134 and $8,284,477, respectively, with a net unrealized appreciation of $65,794,657.

During the six months ended October 31, 2004, the Fund loaned securities to certain brokers. At October 31, 2004, the value of securities on loan and the value of collateral amounted to $199,318,975 and $216,073,926, respectively. During the six months ended October 31, 2004, the Fund earned $27,354 in income from securities lending which is included in interest income on the Statement of Operations.

As of April 30, 2004, the Fund had $156,152,248 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010	2011

$11,246,425	$33,005,032	$38,451,200	$57,513,490	$15,936,101

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2004, the Fund had average borrowings outstanding of $7,174 on an annualized basis at a rate of 1.56% and paid interest of $112.

10. CONCENTRATION RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector

11. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

564355 rv2 12/2004

Evergreen Strategic Income Fund

Evergreen

STRATEGIC INCOME FUND

Semiannual Report
as of October 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
24	STATEMENT OF ASSETS AND LIABILITIES
25	STATEMENT OF OPERATIONS
26	STATEMENTS OF CHANGES IN NET ASSETS
28	NOTES TO FINANCIAL STATEMENTS
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2004

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Strategic Income Fund, which covers the six-month period ended October 31, 2004.

Our fixed income portfolio teams entered the investment period with a major decision to make regarding the magnitude of potential changes in monetary policy. Since the Federal Reserve had kept its target for the benchmark federal funds rate at a 46-year low of 1% for more than nine months, most investors agreed that rates were headed higher. The key was by how much, and what impact that would have on the level of market interest rates. Considering that the federal funds rate was significantly below that of inflation, we determined that the Federal Reserve would be true to its word, and enact a "measured" removal of policy accommodation.

The period began with positive momentum on the economic front. First quarter Gross Domestic Product ("GDP") grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing the trend for sustainable economic growth. The next key for the recovery would come in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery had persisted for months. Yet that too also improved, as the investment period began with consecutive monthly payroll gains in excess of 300,000 jobs.

LETTER TO SHAREHOLDERS continued

The bond market quickly sent investors a message: be careful what you wish for. After having fretted for months about a jobless recovery, the sudden large number of jobs being created and the threat of higher wage inflation sent market yields dramatically higher last spring. In addition to the improvement in employment, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Federal Reserve, other factors emerged to drive yields higher during the first part of the investment period. Indeed, interest rate concerns were exacerbated by rising gasoline prices and the larger than forecast readings on consumer inflation during May and June.

As it turned out, the advent of the Federal Reserve's gradual tightening cycle proved to be the tonic that the markets needed. As with many issues confronting investors in recent years, clarity bested uncertainty, and the bond market responded favorably to the prospects of only slightly higher interest rates. Monetary policy officials were also making the rounds in speeches reiterating their intentions to remain "measured" in the removal of policy accommodation. In addition, economic data began to moderate. The pace of job growth slowed and the inflation fears of June had dissipated by September. Despite higher oil prices, inflation reports were becoming less threatening, suggesting that oil would ultimately prove a drag on growth, rather than ignite inflation.

Other factors served to reward a variety of fixed income categories in recent months. For example, the uncertain geopolitical environment and the weaker dollar resulted in higher domestic and international demand for the perceived safety of U.S. government bonds, and the yield on the 10-year Treasury hovered around 4% at the close of the third quarter, despite the likelihood of higher federal deficits. Mortgages also benefited from the reduced prepayment risk in their portfolios, and high yield bonds continued to attract attention given

LETTER TO SHAREHOLDERS continued

their income potential and the low default risk. Solid corporate balance sheets and earnings potential enabled many investment grade corporate bonds to also strengthen as the investment period progressed. Indeed, despite the rate hikes from the Federal Reserve, prices firmed for a variety of asset classes within the fixed income market during the latter half of the investment period.

In this environment, we continue to recommend diversified fixed income strategies for long-term investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of October 31, 2004

MANAGEMENT TEAM

Dana Erikson, CFA
High Yield Bond Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/14/1987

	Class A	Class B	Class C	Class I
Class inception date	4/14/1987	2/1/1993	2/1/1993	1/13/1997

Nasdaq symbol	EKSAX	EKSBX	EKSCX	EKSYX

6-month return with sales charge	1.60%	1.32%	5.32%	N/A

6-month return w/o sales charge	6.70%	6.32%	6.32%	6.92%

Average annual return*

1-year with sales charge	3.99%	3.45%	7.46%	N/A

1-year w/o sales charge	9.23%	8.45%	8.46%	9.61%

5-year	7.49%	7.45%	7.75%	8.89%

10-year	6.73%	6.45%	6.45%	7.30%

* Adjusted for maximum applicable salescharge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Strategic Income Fund Class A shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of October 31, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2004	10/31/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,067.01	$ 5.94
Class B	$ 1,000.00	$ 1,063.17	$ 9.57
Class C	$ 1,000.00	$ 1,063.23	$ 9.57
Class I	$ 1,000.00	$ 1,069.22	$ 4.38
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.46	$ 5.80
Class B	$ 1,000.00	$ 1,015.93	$ 9.35
Class C	$ 1,000.00	$ 1,015.93	$ 9.35
Class I	$ 1,000.00	$ 1,020.97	$ 4.28

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.14% for Class A, 1.84% for Class B, 1.84% for Class C and 0.84% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2004
CLASS A	(unaudited)	2004 [1]	2003 [1]	2002 [2]	2001 [1]	2000

Net asset value, beginning of period	$ 6.38	$ 6.50	$ 5.83	$ 5.74	$ 6.12	$ 6.79

Income from investment operations
Net investment income	0.18	0.34	0.38	0.35	0.52	0.53
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.24	0.07	0.68	0.16	(0.40)	(0.63)

Total from investment operations	0.42	0.41	1.06	0.51	0.12	(0.10)

Distributions to shareholders from
Net investment income	(0.18)	(0.37)	(0.39)	(0.32)	(0.40)	(0.49)
Net realized gains	0	(0.16)	0	0	0	0
Tax basis return of capital	0	0	0	(0.10)	(0.10)	(0.08)

Total distributions to shareholders	(0.18)	(0.53)	(0.39)	(0.42)	(0.50)	(0.57)

Net asset value, end of period	$ 6.62	$ 6.38	$ 6.50	$ 5.83	$ 5.74	$ 6.12

Total return [3]	6.70%	6.24%	18.79%	9.37%	2.09%	(1.58%)

Ratios and supplemental data
Net assets, end of period (thousands)	$206,811	$202,017	$173,842	$130,934	$122,223	$129,885
Ratios to average net assets
Expenses [4]	1.14% [5]	1.21%	1.19%	1.23%	0.87%	0.72%
Net investment income	5.14% [5]	5.10%	6.31%	6.02%	8.06%	8.36%
Portfolio turnover rate	103%	129%	129%	304%	322%	187%

1 Net investment income per share is based on average shares outstanding during the period.
2 As required, effective May 1, 2001 the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.45%.
The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
3 Excluding applicable sales charges
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October31, 2004
CLASS B	(unaudited) [1]	2004 [1]	2003	2002 [2]	2001 [1]	2000

Net asset value, beginning of period	$ 6.40	$ 6.52	$ 5.85	$ 5.75	$ 6.14	$ 6.81

Income from investment operations
Net investment income	0.16	0.29	0.34	0.29	0.48	0.49
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.24	0.07	0.67	0.19	(0.41)	(0.64)

Total from investment operations	0.40	0.36	1.01	0.48	0.07	(0.15)

Distributions to shareholders from
Net investment income	(0.16)	(0.32)	(0.34)	(0.28)	(0.36)	(0.44)
Net realized gains	0	(0.16)	0	0	0	0
Tax basis return of capital	0	0	0	(0.10)	(0.10)	(0.08)

Total distributions to shareholders	(0.16)	(0.48)	(0.34)	(0.38)	(0.46)	(0.52)

Net asset value, end of period	$ 6.64	$ 6.40	$ 6.52	$ 5.85	$ 5.75	$ 6.14

Total return [3]	6.32%	5.49%	17.87%	8.74%	1.18%	(2.29%)

Ratios and supplemental data
Net assets, end of period (thousands)	$104,799	$113,115	$107,968	$77,471	$83,347	$104,110
Ratios to average net assets
Expenses [4]	1.84% [5]	1.91%	1.94%	1.98%	1.61%	1.47%
Net investment income	4.44% [5]	4.40%	5.54%	5.27%	7.34%	7.60%
Portfolio turnover rate	103%	129%	129%	304%	322%	187%

1 Net investment income per share is based on average shares outstanding during the period.
2 As required, effective May 1, 2001 the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease to the ratio of net investment income to average net assets of 0.45%.
The above per share information, ratios and supp lemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
3 Excluding applicable sales charges
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2004
CLASS C	(unaudited)	2004 [1]	2003 [1]	2002 [2]	2001 [1]	2000

Net asset value, beginning of period	$ 6.39	$ 6.51	$ 5.84	$ 5.75	$ 6.13	$ 6.80

Income from investment operations
Net investment income	0.16	0.29	0.34	0.32	0.46	0.49
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.24	0.07	0.67	0.15	(0.38)	(0.64)

Total from investment operations	0.40	0.36	1.01	0.47	0.08	(0.15)

Distributions to shareholders from
Net investment income	(0.16)	(0.32)	(0.34)	(0.28)	(0.36)	(0.44)
Net realized gains	0	(0.16)	0	0	0	0
Tax basis return of capital	0	0	0	(0.10)	(0.10)	(0.08)

Total distributions to shareholders	(0.16)	(0.48)	(0.34)	(0.38)	(0.46)	(0.52)

Net asset value, end of period	$ 6.63	$ 6.39	$ 6.51	$ 5.84	$ 5.75	$ 6.13

Total return [3]	6.32%	5.49%	17.89%	8.56%	1.35%	(2.30%)

Ratios and supplemental data
Net assets, end of period (thousands)	$82,430	$89,236	$68,207	$22,554	$16,746	$14,655
Ratios to average net assets
Expenses [4]	1.84% [5]	1.91%	1.93%	1.98%	1.63%	1.47%
Net investment income	4.44% [5]	4.40%	5.66%	5.25%	7.26%	7.61%
Portfolio turnover rate	103%	129%	129%	304%	322%	187%

1 Net investment income per share is based on average shares outstanding during the period.
2 As required, effective May 1, 2001 the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.45%.
The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
3 Excluding applicable sales charges
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2004
CLASS I [1]	(unaudited) [2]	2004 [2]	2003 [2]	2002 [3]	2001 [2]	2000

Net asset value, beginning of period	$ 6.28	$ 6.40	$ 5.74	$ 5.65	$ 6.02	$ 6.63

Income from investment operations
Net investment income	0.19	0.35	0.41	0.35	0.51	0.55
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.24	0.07	0.64	0.17	(0.37)	(0.59)

Total from investment operations	0.43	0.42	1.05	0.52	0.14	(0.04)

Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.39)	(0.33)	(0.41)	(0.49)
Net realized gains	0	(0.16)	0	0	0	0
Tax basis return of capital	0	0	0	(0.10)	(0.10)	(0.08)

Total distributions to shareholders	(0.19)	(0.54)	(0.39)	(0.43)	(0.51)	(0.57)

Net asset value, end of period	$ 6.52	$ 6.28	$ 6.40	$ 5.74	$ 5.65	$ 6.02

Total return	6.92%	6.56%	19.09%	9.67%	2.41%	(0.61%)

Ratios and supplemental data
Net assets, end of period (thousands)	$23,272	$26,711	$13,406	$1,779	$1,584	$1,386
Ratios to average net assets
Expenses [4]	0.84% [5]	0.91%	0.94%	0.98%	0.62%	0.47%
Net investment income	5.42% [5]	5.42%	6.75%	6.27%	8.30%	8.63%
Portfolio turnover rate	103%	129%	129%	304%	322%	187%

1 Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).
2 Net investment income per share is based on average shares outsta nding during the period.
3 As required, effective May 1, 2001 the Fund adopted the pr ovisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease to the ratio of net investment income to average net assets of 0.45%.
The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKEDSECURITIES 4.2%
Fixed Rate 4.2%
FNMA:
4.44%, 04/01/2014	$ 2,696,129	$2,700,063
4.625%, 10/15/2014	3,640,000	3,676,043
4.91%, 07/25/2020	3,000,000	3,042,342
6.17%, 02/25/2016	1,875,000	2,055,397
6.21%, 09/01/2008	1,829,029	1,970,695
Ser. 2001-M2, Class A, 6.22%, 01/25/2009	601,413	624,831
Ser. 2004-54, Class ZN, 5.00%, 07/25/2019	37,992	37,959
GNMA, 5.86%, 03/16/2024	3,335,000	3,577,181

Total Agency Commercial Mortgage-BackedSecurities
(cost $17,331,902)		17,684,511

AGENCY MORTGAGE-BACKED PASS-THROUGHSECURITIES 10.6%
Fixed Rate 10.3%
FHLMC:
5.50%, TBA #	12,600,000	12,938,381
6.00%, TBA #	11,840,000	12,261,800
FNMA:
5.50%, TBA #	9,000,000	9,165,942
6.00%, TBA #	8,000,000	8,295,000
GNMA:
6.00%, 06/15/2031	148,008	154,384
7.50%, 12/15/2030	120,773	130,112
8.00%, 10/15/2030	2,434	2,655

		42,948,274

Floating Rate 0.3%
FNMA, 2.80%, 07/01/2044 (h)	1,285,110	1,301,444

Total Agency Mortgage-Backed Pass-ThroughSecurities
(cost $44,015,657)		44,249,718

ASSET-BACKED SECURITIES 1.0%
C-Bass, Ltd., Ser. 11-A, Class C, 3.23%, 09/15/2039 (h) (cost $4,315,000)	4,315,000	4,310,955

CORPORATE BONDS 37.5%
CONSUMER DISCRETIONARY 12.1%
Auto Components 1.8%
ArvinMeritor, Inc., 6.80%, 02/15/2009	1,385,000	1,419,625
Collins & Aikman Products Co., 10.75%, 12/31/2011	1,580,000	1,583,950
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	1,000,000	1,036,250
RJ Tower Corp., 12.00%, 06/01/2013	1,300,000	916,500
Tenneco Automotive, Inc., Ser. B, 10.25%, 07/15/2013	1,095,000	1,281,150
TRW Automotive, Inc., 9.375%, 02/15/2013	1,160,000	1,339,800

		7,577,275

Automobiles 0.2%
General Motors Acceptance Corp., FRN, 2.97%, 01/16/2007	700,000	698,184

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure 2.4%
Equinox Holdings, Inc., 9.00%, 12/15/2009	$ 1,500,000	$1,597,500
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	1,135,000	1,310,925
La Quinta Corp., 8.875%, 03/15/2011	520,000	590,200
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	1,000,000	1,145,000
MTR Gaming Group, Inc., 9.75%, 04/01/2010	1,200,000	1,302,000
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012	1,750,000	1,872,500
Venetian Casino Resort LLC, 11.00%, 06/15/2010	2,000,000	2,307,500

		10,125,625

Household Durables 1.2%
Amscan Holdings, Inc., 8.75%, 05/01/2014 144A	1,000,000	1,010,000
Jarden Corp., 9.75%, 05/01/2012	1,525,000	1,662,250
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	465,000	473,138
Meritage Corp., 9.75%, 06/01/2011	500,000	560,000
WCI Communities, Inc., 9.125%, 05/01/2012	1,300,000	1,449,500

		5,154,888

Leisure Equipment & Products 1.0%
Affinity Group, Inc., 9.00%, 02/15/2012	1,620,000	1,741,500
General Nutrition Centers, Inc., 8.50%, 12/01/2010	1,500,000	1,518,750
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 144A	760,000	788,500

		4,048,750

Media 3.6%
AMC Entertainment, Inc.:
9.875%, 02/01/2012	1,100,000	1,182,500
Sr. Disc. Note, Step Bond, 0.00%, 08/15/2009 144A †	1,500,000	930,000
Cablevision Systems Corp., 8.00%, 04/15/2012 144A	1,400,000	1,512,000
CCO Holdings LLC, 8.75%, 11/15/2013	2,000,000	2,005,000
Charter Communications Holdings LLC, 8.625%, 04/01/2009	600,000	486,000
Cinemark USA, Inc.:
9.00%, 02/01/2013	150,000	170,250
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2009 †	2,000,000	1,425,000
CSC Holdings, Inc., 7.625%, 04/01/2011	835,000	912,237
Emmis Communications Corp., 6.875%, 05/15/2012	2,125,000	2,241,875
Jostens IH Corp., 7.625%, 10/01/2012 144A	925,000	962,000
Loews Cineplex Entertainment Corp., 9.00%, 08/01/2014 144A	250,000	263,125
Mediacom Capital Corp., 9.50%, 01/15/2013	1,425,000	1,403,625
RCN Corp., 12.50%, 06/30/2008 (h) +	1,412,377	1,447,687

		14,941,299

Specialty Retail 1.8%
CSK Auto, Inc., 7.00%, 01/15/2014	1,500,000	1,477,500
FTD, Inc., 7.75%, 02/15/2014	2,000,000	2,015,000
Group 1 Automotive, Inc., 8.25%, 08/15/2013	750,000	796,875
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	1,100,000	1,287,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
United Auto Group, Inc., 9.625%, 03/15/2012	$ 1,300,000	$1,452,750
Warnaco Group, Inc., 8.875%, 06/15/2013	385,000	432,162

		7,461,287

Textiles, Apparel & Luxury Goods 0.1%
Oxford Industries, Inc., 8.875%, 06/01/2011	400,000	434,000

CONSUMER STAPLES 2.1%
Food & Staples Retailing 0.8%
Duane Reade, Inc., 9.75%, 08/01/2011 144A	625,000	603,125
Michael Foods, Inc., 8.00%, 11/15/2013	900,000	954,000
NeighborCare, Inc., 6.875%, 11/15/2013	1,125,000	1,181,250
Rite Aid Corp., 9.50%, 02/15/2011	600,000	667,500

		3,405,875

Food Products 0.3%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	75,000	79,500
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	305,000	314,150
Del Monte Foods Co., 8.625%, 12/15/2012	330,000	373,725
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013	285,000	320,625

		1,088,000

Personal Products 0.6%
Playtex Products, Inc., 8.00%, 03/01/2011	2,500,000	2,743,750

Tobacco 0.4%
North Atlantic Trading, Inc., 9.25%, 03/01/2012	1,735,000	1,691,625

ENERGY 4.3%
Energy Equipment & Services 1.4%
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	785,000	826,212
Dresser, Inc., 9.375%, 04/15/2011	775,000	864,125
Grant Prideco, Inc., 9.625%, 12/01/2007	750,000	851,250
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	525,000	553,875
Lone Star Technologies, Inc., 9.00%, 06/01/2011	800,000	860,000
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	2,000,000	2,112,500

		6,067,962

Oil & Gas 2.9%
Chesapeake Energy Corp., 6.875%, 01/15/2016	1,620,000	1,741,500
El Paso Production Holding Co., 7.75%, 06/01/2013	1,300,000	1,361,750
Encore Acquisition Co., 6.25%, 04/15/2014	535,000	551,050
Evergreen Resources, Inc., 5.875%, 03/15/2012	420,000	434,700
Exco Resources, Inc., 7.25%, 01/15/2011	225,000	244,688
General Maritime Corp., 10.00%, 03/15/2013	1,115,000	1,289,219
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	750,000	844,687
Plains Exploration & Production Co., 8.75%, 07/01/2012	1,300,000	1,475,500
Premcor Refining Group, Inc., 6.75%, 05/01/2014	1,500,000	1,590,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil & Gas continued
Tesoro Petroleum Corp.:
8.00%, 04/15/2008	$ 475,000	$518,938
9.625%, 04/01/2012	1,025,000	1,201,812
Tri-Union Development Corp., 12.50%, 06/01/2006 (h) +	908,500	772,225

		12,026,069

FINANCIALS 2.3%
Diversified Financial Services 1.1%
Arch Western Finance LLC, 6.75%, 07/01/2013	1,500,000	1,601,250
Borden U.S. Finance Corp., 9.00%, 07/15/2014 144A	250,000	274,688
Nalco Finance Holdings LLC, Sr. Disc. Note, Step Bond, 0.00%,
02/01/2014 144A †	1,265,000	945,587
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	1,000,000	957,500
Trapeza LLC, Ser. 2004-7A, Class B1, 3.62%, 01/25/2035 FRN (h) 144A	875,000	874,248

		4,653,273

Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,300,000	1,397,500

Real Estate 0.8%
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	750,000	817,500
Host Marriott LP, Ser. J, 7.125%, 11/01/2013 REIT	1,500,000	1,627,500
LNR Property Corp., 7.625%, 07/15/2013	920,000	1,030,400

		3,475,400

HEALTH CARE 1.9%
Health Care Equipment & Supplies 0.4%
Norcross Safety Products LLC, Ser. B, 9.875%, 08/15/2011	700,000	766,500
Universal Hospital Services, Inc., 10.125%, 11/01/2011	1,050,000	1,076,250

		1,842,750

Health Care Providers & Services 1.2%
IASIS Healthcare Corp., 8.75%, 06/15/2014 144A	590,000	637,200
PacifiCare Health Systems, Inc., 10.75%, 06/01/2009	845,000	978,088
Select Medical Corp., 9.50%, 06/15/2009	1,101,000	1,197,337
Service Corp. International, 6.75%, 04/01/2016	1,000,000	1,035,000
Tenet Healthcare Corp., 9.875%, 07/01/2014 144A	950,000	999,875

		4,847,500

Pharmaceuticals 0.3%
Alpharma, Inc., 8.625%, 05/01/2011 144A	1,050,000	1,097,250

INDUSTRIALS 3.5%
Aerospace & Defense 0.1%
Argo Tech Corp., 9.25%, 06/01/2011 144A	190,000	208,050

Commercial Services & Supplies 1.7%
Allied Waste North America, Inc., 6.50%, 11/15/2010	450,000	435,375
American Color Graphics, Inc., 10.00%, 06/15/2010	850,000	654,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Cenveo Corp., 7.875%, 12/01/2013	$ 1,025,000	$994,250
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	570,000	612,750
Coinmach Corp., 9.00%, 02/01/2010	560,000	582,400
Geo Group, Inc., 8.25%, 07/15/2013	390,000	411,450
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%,05/15/2007 †	1,815,000	1,560,900
United Rentals North America, Inc., 7.75%, 11/15/2013	1,875,000	1,823,437

		7,075,062

Machinery 1.4%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	2,225,000	2,547,625
Terex Corp., 7.375%, 01/15/2014	1,440,000	1,548,000
Wolverine Tube, Inc., 7.375%, 08/01/2008 144A	1,750,000	1,741,250

		5,836,875

Marine 0.3%
Horizon Lines LLC, 9.00%, 11/01/2012 144A	300,000	325,875
Ocean Star plc, Ser. 2004-A, Class C, 3.36%, 11/12/2018 FRN (h) 144A	1,040,000	1,039,513

		1,365,388

INFORMATION TECHNOLOGY 0.2%
IT Services 0.2%
Stratus Technologies, Inc., 10.375%, 12/01/2008	1,000,000	855,000

MATERIALS 8.3%
Chemicals 4.2%
Acetex Corp., 10.875%, 08/01/2009	1,000,000	1,105,000
Equistar Chemicals LP, 10.625%, 05/01/2011	1,645,000	1,908,200
Ethyl Corp., 8.875%, 05/01/2010	250,000	271,250
FMC Corp., 10.25%, 11/01/2009	920,000	1,071,800
HMP Equity Holdings Corp., 0.00%, 05/15/2008 (n)	1,000,000	650,000
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	750,000	870,000
Huntsman International LLC:
9.875%, 03/01/2009	1,300,000	1,449,500
11.50%, 07/15/2012 144A	1,400,000	1,582,000
Lyondell Chemical Co.:
9.50%, 12/15/2008	1,750,000	1,916,250
10.50%, 06/01/2013	800,000	948,000
Methanex Corp., 8.75%, 08/15/2012	735,000	863,625
Nalco Co.:
8.875%, 11/15/2013	800,000	881,000
9.00%, 11/15/2013	3,000,000	4,055,775
PolyOne Corp., 8.875%, 05/01/2012	95,000	101,888

		17,674,288

Containers & Packaging 1.4%
Graham Packaging Co., 9.875%, 10/15/2014 144A	450,000	479,250
Graphic Packaging International, Inc., 9.50%, 08/15/2013	1,000,000	1,157,500
Jefferson Smurfit Group, 7.50%, 06/01/2013	1,300,000	1,423,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging continued
Owens-Brockway Glass Container, Inc.:
8.25%, 05/15/2013	$ 1,335,000	$1,475,175
8.75%, 11/15/2012	1,025,000	1,160,812

		5,696,237

Metals & Mining 2.1%
Alaska Steel Corp., 7.75%, 06/15/2012	500,000	508,750
Century Aluminum Co., 7.50%, 08/15/2014 144A	340,000	362,100
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	1,100,000	1,181,125
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	820,000	803,600
7.50%, 11/15/2006	1,200,000	1,248,000
10.125%, 02/01/2010	1,680,000	1,894,200
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	1,300,000	1,449,500
Peabody Energy Corp.:
5.875%, 04/15/2016	500,000	512,500
6.875%, 03/15/2013	440,000	485,100
U.S. Steel LLC, 10.75%, 08/01/2008	325,000	386,750

		8,831,625

Paper & Forest Products 0.6%
Boise Cascade LLC, 7.125%, 10/15/2014 144A	215,000	225,493
Georgia Pacific Corp.:
8.00%, 01/15/2024	420,000	488,250
8.125%, 05/15/2011	1,600,000	1,876,000

		2,589,743

TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 0.3%
FairPoint Communications, Inc., 12.50%, 05/01/2010	1,040,000	1,118,000

Wireless Telecommunication Services 0.9%
Centennial Communications Corp., 8.625%, 02/01/2005 144A	1,000,000	1,015,000
Nextel Communications, Inc., 7.375%, 08/01/2015	2,000,000	2,230,000
Rural Cellular Corp., 8.25%, 03/15/2012 144A	450,000	474,750

		3,719,750

UTILITIES 1.6%
Multi-Utilities & Unregulated Power 1.6%
AES Corp., 9.50%, 06/01/2009	2,005,000	2,320,787
NRG Energy, Inc., 8.00%, 12/15/2013 144A	1,450,000	1,604,063
Reliant Resources, Inc.:
9.25%, 07/15/2010	1,300,000	1,449,500
9.50%, 07/15/2013	1,000,000	1,130,000

		6,504,350

Total Corporate Bonds (cost $146,391,182)		156,252,630

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 14.4%
CONSUMER DISCRETIONARY 1.1%
Automobiles 0.5%
Gie Psa Tresorerie, 5.875%, 09/27/2011, EUR	700,000	$992,527
Renault SA, 6.125%, 06/26/2009, EUR	720,000	1,016,158

		2,008,685

Hotels, Restaurants & Leisure 0.2%
Sodexho Alliance SA, 5.875%, 03/25/2009, EUR	720,000	987,292

Internet & Catalog Retail 0.2%
Great University Stores, 6.375%, 07/16/2009, GBP	450,000	856,281

Specialty Retail 0.2%
LVMH Moet Hennessy - Louis Vuitton, 6.125%, 06/25/2008, EUR	650,000	909,327

CONSUMER STAPLES 0.5%
Food & Staples Retailing 0.5%
Casino Guichard Perrachon SA, 6.00%, 03/06/2008, EUR	700,000	962,544
Tesco plc, 4.75%, 04/13/2010, GBP	750,000	1,009,115

		1,971,659

ENERGY 0.3%
Oil & Gas 0.3%
Transco plc, 7.00%, 12/15/2008, AUD	1,500,000	1,163,979

FINANCIALS 10.9%
Capital Markets 1.3%
General Electric Capital Corp.:
6.50%, 01/27/2009, NZD	2,700,000	1,852,451
FRN, 2.17%, 03/31/2008, EUR	1,000,000	1,272,301
Merrill Lynch & Co., Inc., FRN, 2.37%, 02/09/2006, EUR	1,000,000	1,274,672
Morgan Stanley, 4.375%, 03/01/2010, EUR	720,000	950,623

		5,350,047

Commercial Banks 4.3%
Australia & New Zealand Bank, 4.875%, 12/22/2008, GBP	450,000	817,933
Banco Santander, 4.00%, 09/10/2010, EUR	2,200,000	2,874,112
BOS International Australia, Ltd., 3.50%, 01/22/2007, CAD	1,890,000	1,545,625
BSCH Issuances, Ltd., 5.125%, 07/06/2009, EUR	1,350,000	1,841,534
EUROFIMA, 6.50%, 08/22/2011, AUD	1,500,000	1,166,744
European Investment Bank:
4.00%, 04/15/2009, SEK	5,000,000	714,517
6.00%, 08/14/2013, AUD	1,530,000	1,172,847
HBOS Treasury Services plc, FRN, 2.25%, 03/14/2008, EUR	1,000,000	1,275,692
Kreditanst Fur Wie, 6.00%, 07/15/2009, NZD	4,650,000	3,118,005
Rabobank Nederland, 4.25%, 01/05/2009, CAD	2,000,000	1,646,562
Royal Bank of Canada, FRN, 4.48%, 04/08/2010, GBP	1,036,000	1,902,482

		18,076,053

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS continued
Consumer Finance 0.9%
International Lease Finance Corp., 4.125%, 10/09/2008, EUR	1,440,000	$1,881,054
Toyota Credit Canada, Inc., 4.75%, 12/30/2008, CAD	2,150,000	1,804,058

		3,685,112

Diversified Financial Services 2.0%
BAT International Finance plc, 4.875%, 02/25/2009, EUR	720,000	951,587
Cédulas, 3.25%, 06/19/2010, EUR	2,600,000	3,281,666
Household Financial Corp., 5.125%, 06/24/2009, EUR	1,350,000	1,843,427
Nationwide Building Society, FRN, 2.20%, 11/01/2008, EUR	975,000	1,241,687
Network Rail Finance plc, FRN, 2.15%, 02/27/2007, EUR	800,000	1,020,349

		8,338,716

Insurance 0.3%
AIG Sunamerica, 5.50%, 03/07/2011, EUR	750,000	1,048,985

Thrifts & Mortgage Finance 2.1%
Nykredit:
4.00%, 10/01/2020, DKK	36,454,810	6,141,258
5.00%, 10/01/2022, DKK	10,629,776	1,866,393
6.00%, 10/01/2022, DKK	4,931,209	887,824

		8,895,475

HEALTH CARE 0.7%
Pharmaceuticals 0.7%
Aries Vermogensverwaltung Gmbh, 7.75%, 10/25/2009, EUR 144A	2,000,000	2,778,808

INDUSTRIALS 0.5%
Construction & Engineering 0.3%
Deutsche Bahn Finance BV, 4.875%, 07/06/2009, EUR	750,000	1,018,246

Industrial Conglomerates 0.2%
Tyco International Group, 5.50%, 11/19/2008, EUR	720,000	985,135

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
Sogerim SA, 7.25%, 05/11/2005, EUR	700,000	1,040,536

UTILITIES 0.2%
Electric Utilities 0.2%
International Endesa BV, 4.375%, 06/18/2009, EUR	700,000	926,984

Total Foreign Bonds - Corporate (cost $56,435,600)		60,041,320

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 12.2%
Australia:
5.26%, 11/20/2004, AUD	3,740,000	4,065,212
6.50%, 05/15/2013, AUD	1,250,000	1,006,618
Hungary, 8.50%, 10/12/2005, HUF	1,800,000,000	9,190,563

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
Mexico:
9.00%, 12/20/2012, MXN	12,500,000	$1,033,026
10.50%, 07/14/2011, MXN	25,000,000	2,315,028
New Zealand, 6.50%, 04/15/2013, NZD	1,400,000	986,942
Norway, 6.50%, 05/15/2013, NOK	33,000,000	6,086,133
Poland, 5.00%, 10/24/2013, PLN	27,000,000	7,013,267
Slovakia, 4.95%, 03/05/2008, SKK	140,000,000	4,550,084
South Africa, 7.00%, 04/10/2008, EUR	750,000	1,063,709
Sweden:
3.50%, 12/01/2015, SEK	15,300,000	2,675,695
5.25%, 03/15/2011, SEK	26,500,000	4,016,046
6.75%, 05/05/2014, SEK	12,400,000	2,089,754
United Kingdom, 6.21%, 02/23/2005, GBP	1,000,000	4,750,696

Total Foreign Bonds - Government (cost $47,298,826)		50,842,773

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 1.1%
Fixed Rate 0.7%
Structured Asset Securities Corp., Ser. 2004-20, Class 5A1, 6.25%,11/25/2034	$ 2,990,000	3,094,183

Floating Rate 0.4%
Countrywide Home Loan, Inc., Ser. 2004-R1, Class 1AF, 2.24%,09/02/2034 (h)	800,000	800,219
William Street Funding Corp., Ser. 2004-3, Class A, FRN, 2.30%,
09/23/2009 (h) 144A	750,000	750,073

		1,550,292

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $4,642,281)		4,644,475

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 0.2%
Fixed Rate 0.2%
MASTR Resecuritization Trust, Ser. 2004-3, 5.00%, 03/25/2034 (h) 144A
(cost $863,101)	872,979	859,339

U.S. TREASURY OBLIGATIONS 2.6%
U.S. Treasury Bonds, 5.375%, 02/15/2031 ##	9,315,000	10,120,245
U.S. Treasury Notes, 4.25%, 08/15/2014 ##	800,000	814,375

Total U.S. Treasury Obligations (cost $10,260,750)		10,934,620

YANKEE OBLIGATIONS - CORPORATE 5.9%
CONSUMER DISCRETIONARY 0.3%
Media 0.3%
IMAX Corp., 9.625%, 12/01/2010 144A	1,300,000	1,326,000

ENERGY 0.4%
Energy Equipment & Services 0.4%
Petroleum Geo Services, 10.00%, 11/05/2010	1,425,000	1,631,625

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
FINANCIALS 0.4%
Diversified Financial Services 0.4%
Preferred Term Securities, Ltd., FRN:
3.51%, 06/24/2034 (h) 144A	$ 220,000	$220,512
3.56%, 12/24/2033 (h) 144A	500,000	501,120
Ship Finance International Ltd., 8.50%, 12/15/2013	865,000	882,300

		1,603,932

HEALTH CARE 0.6%
Pharmaceuticals 0.6%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	2,350,000	2,408,750

INDUSTRIALS 1.1%
Commercial Services & Supplies 0.5%
Stena AB, 7.50%, 11/01/2013	2,000,000	2,095,000

Marine 0.3%
CP Ships, Ltd., 10.375%, 07/15/2012	1,090,000	1,261,675

Transportation Infrastructure 0.3%
Sea Containers, Ltd., 10.50%, 05/15/2012	1,070,000	1,108,788

INFORMATION TECHNOLOGY 0.2%
Electronic Equipment & Instruments 0.2%
Celestica, Inc., 7.875%, 07/01/2011	900,000	967,500

MATERIALS 1.1%
Containers & Packaging 1.0%
Crown European Holdings SA:
9.50%, 03/01/2011	500,000	572,500
10.875%, 03/01/2013	1,500,000	1,788,750
Stone Container Finance Co., 7.375%, 07/15/2014 144A	1,750,000	1,876,875

		4,238,125

Metals & Mining 0.0%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	141,000	163,560

Paper & Forest Products 0.1%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	165,000	176,962

TELECOMMUNICATION SERVICES 0.3%
Wireless Telecommunication Services 0.3%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	465,000	446,400
9.625%, 05/01/2011	745,000	849,300

		1,295,700

UTILITIES 1.5%
Electric Utilities 0.4%
Enersis SA, 7.375%, 01/15/2014	1,800,000	1,888,605

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
UTILITIES continued
Gas Utilities 1.1%
Gazprom, 9.625%, 03/01/2013 144A	$ 3,900,000	$4,504,500

Total Yankee Obligations - Corporate (cost $23,439,168)		24,670,722

YANKEE OBLIGATIONS - GOVERNMENT8.4%
Brazil:
9.25%, 10/22/2010	2,500,000	2,691,250
10.00%, 01/16/2007	1,000,000	1,112,000
Ser. L, 8.00%, 04/15/2014	996,855	990,973
Colombia, 9.75%, 04/09/2011	3,168,858	3,675,876
Indonesia, 6.75%, 03/10/2014 144A	2,250,000	2,205,000
Mexico:
8.30%, 08/15/2031	1,400,000	1,621,900
8.375%, 01/14/2011	2,985,000	3,529,762
Peru, 9.125%, 01/15/2008	2,700,000	3,051,000
Philippines, 9.375%, 01/18/2017	5,400,000	5,595,750
Russia:
Ser. V, 3.00%, 05/14/2008	2,500,000	2,316,235
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2007 †	2,100,000	2,102,625
Venezuela:
8.50%, 10/08/2014	250,000	254,375
9.25%, 09/15/2027	750,000	769,125
10.75%, 09/19/2013	3,650,000	4,228,525
FRN, 3.09%, 04/20/2011	885,000	769,938

Total Yankee Obligations - Government (cost $31,733,646)		34,914,334

	Shares	Value

COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
IMAX Corp. *	27,389	177,755

ENERGY 0.0%
Oil & Gas 0.0%
Tribo Petroleum Corp., Class A (h) * +	1,000	0

Total Common Stocks (cost $231,381)		177,755

WARRANTS 0.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
RCN Corp., Expiring 06/30/2013 (h) *+	175,000	0

ENERGY 0.0%
Oil & Gas 0.0%
Tri-Union Development Corp., Expiring 06/01/2006 (h) * +	590	0

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Shares	Value

WARRANTS continued
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc, Expiring 03/16/2011 144A * +	2,000	$20
Ono Finance plc, Expiring 05/31/2009 144A (h) * +	2,000	0

		20

MATERIALS 0.1%
Chemicals 0.1%
HMP Equity Holdings Corp., Expiring 05/15/2011 144A *	1,000	300,500

Total Warrants (cost $382,867)		300,520

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 9.6%
COMMERCIAL PAPER 6.6%
Concord Capital Co., 1.82%, 11/15/2004	$ 6,160,000	6,155,640
Credit Suisse First Boston, Inc., 1.81%, 11/15/2004	3,060,000	3,057,846
Giro Balanced Funding, 1.81%, 11/15/2004	6,160,000	6,155,664
Rhineland Funding Capital, 1.82%, 11/15/2004	6,140,000	6,135,654
Three Pillars Funding Corp., 1.82%, 11/15/2004	6,160,000	6,155,640

		27,660,444

	Shares	Value

MUTUAL FUND SHARES 3.0%
Evergreen Institutional Money Market Fund ø ##	12,237,090	12,237,090

Total Short-Term Investments (cost $39,897,535)		39,897,535

Total Investments (cost $427,238,896) 107.8%		449,781,207
Other Assets and Liabilities (7.8%)		(32,468,121)

Net Assets 100.0%		$417,313,086

(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the
Board of Trustees.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition.
The rate shown is the stated rate at the current period end.
+	Security is deemed illiquid and is valued using market quotations where readily available. In the absence of market quotations, the security is valued based upon its fair value determined under procedures approved by the Board of
Trustees.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued or delayed delivery security

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Pound Sterling
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SKK	Slovakia Koruny
TBA	To Be Announced

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of October 31, 2004:

AAA	28.8%
AA	2.6%
A	9.7%
BBB	4.1%
BB	15.8%
B	31.7%
CCC	2.2%
Less than CCC	0.2%
NR	0.4%
NA	4.5%

100.0%

The following table shows the percent of total bonds by maturity as of October 31, 2004:

Less than 1 year	8.9%
1 to 3 year(s)	2.5%
3 to 5 years	16.0%
5 to 10 years	49.5%
10 to 20 years	7.0%
20 to 30 years	3.7%
Greater than 30 years	12.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004 (unaudited)

Assets
Investments in securities, at value (cost $427,238,896)	$449,781,207
Foreign currency, at value (cost $1,284,375)	1,320,258
Receivable for securities sold	3,361,952
Receivable for Fund shares sold	270,307
Interest receivable	7,159,074
Receivable for closed forward foreign currency exchange contracts	640,882
Prepaid expenses and other assets	39,687

Total assets	462,573,367

Liabilities
Dividends payable	697,724
Payable for securities purchased	42,638,082
Payable for Fund shares redeemed	1,650,100
Payable for closed forward foreign currency exchange contracts	166,619
Advisory fee payable	14,001
Distribution Plan expenses payable	20,440
Due to other related parties	3,474
Accrued expenses and other liabilities	69,841

Total liabilities	45,260,281

Net assets	$417,313,086

Net assets represented by
Paid-in capital	$445,032,384
Undistributed net investment income	2,350,178
Accumulated net realized losses on securities and foreign currency related transactions	(52,379,566)
Net unrealized gains on securities and foreign currency related transactions	22,310,090

Total net assets	$417,313,086

Net assets consists of
Class A	$206,811,037
Class B	104,799,303
Class C	82,430,294
Class I	23,272,452

Total net assets	$417,313,086

Shares outstanding
Class A	31,241,408
Class B	15,781,447
Class C	12,432,663
Class I	3,570,291

Net asset value per share
Class A	$6.62
Class A - Offering price (based on sales charge of 4.75%)	$6.95
Class B	$6.64
Class C	$6.63
Class I	$6.52

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2004 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $5,450)	$13,040,543

Expenses
Advisory fee	916,439
Distribution Plan expenses
Class A	299,677
Class B	526,699
Class C	410,096
Administrative services fee	206,304
Transfer agent fees	375,213
Trustees' fees and expenses	5,796
Printing and postage expenses	23,830
Custodian and accounting fee	129,583
Registration and filing fees	36,544
Professional fees	13,855
Other	30,915

Total expenses	2,974,951
Less: Expense reductions	(817)

Net expenses	2,974,134

Net investment income	10,066,409

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	4,988,580
Foreign currency related transactions	(1,875,374)

Net realized gains on securities and foreign currency related transactions	3,113,206
Net change in unrealized gains or losses on securities and foreign currency related transactions	12,820,983

Net realized and unrealized gains or losses on securities and foreign currency related
transactions	15,934,189

Net increase in net assets resulting from operations	$26,000,598

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2004		Year Ended
	(unaudited)		April 30, 2004

Operations
Net investment income		$ 10,066,409		$ 20,436,680
Net realized gains on securities
and foreign currency related transactions		3,113,206		29,252,664
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		12,820,983		(27,295,321)

Net increase in net assets resulting from
operations		26,000,598		22,394,023

Distributions to shareholders from
Net investment income
Class A		(5,577,516)		(10,999,622)
Class B		(2,568,456)		(5,696,610)
Class C		(2,000,644)		(4,247,112)
Class I		(746,262)		(1,546,157)
Net realized gains
Class A		0		(4,697,664)
Class B		0		(2,758,470)
Class C		0		(2,125,608)
Class I		0		(614,261)

Total distributions to shareholders		(10,892,878)		(32,685,504)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,282,779	14,607,918	10,558,043	69,375,473
Class B	869,632	5,594,750	5,160,616	33,950,532
Class C	691,950	4,431,830	7,780,021	51,216,021
Class I	107,725	694,444	1,433,762	9,306,633

		25,328,942		163,848,659

Net asset value of shares issued in
reinvestment of distributions
Class A	588,346	3,785,985	1,604,686	10,521,676
Class B	224,015	1,445,229	788,248	5,188,607
Class C	166,868	1,075,215	537,515	3,532,884
Class I	55,009	348,278	145,931	940,548

		6,654,707		20,183,715

Automatic conversion of Class B shares
to Class A shares
Class A	384,192	2,452,953	680,069	4,474,534
Class B	(382,992)	(2,452,953)	(677,862)	(4,474,534)

		0		0

Payment for shares redeemed
Class A	(3,686,623)	(23,564,282)	(7,929,281)	(51,756,882)
Class B	(2,608,240)	(16,680,653)	(4,162,066)	(27,254,170)
Class C	(2,395,577)	(15,221,516)	(4,832,223)	(31,650,267)
Class I	(846,508)	(5,391,157)	(4,929,827)	(31,100,842)

		(60,857,608)		(141,762,161)

Net asset value of shares issued in
acquisition - Class I	0	0	5,508,003	35,677,970

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	October 31, 2004	Year Ended
	(unaudited)	April 30, 2004

Capital share transactions continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$ (28,873,959)	$ 77,948,183

Total increase (decrease) in net assets	(13,766,239)	67,656,702
Net assets
Beginning of period	431,079,325	363,422,623

End of period	$ 417,313,086	$ 431,079,325

Undistributed net investment income	$ 2,350,178	$ 4,013,098

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Strategic Income Fund (the "Fund") is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

h. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

i. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

Effective May 10, 2004, Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor for the international bond portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.18% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended October 31, 2004, the Fund paid brokerage commissions of $176 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended October 31, 2004, EIS received $11,456 from the sale of Class A shares and $184,408 and $22,754 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit Emerging Markets Bond Fund in a tax-free exchange for Class I shares of the Fund. Shares were issued to Class I shares of Evergreen Offit Emerging Markets Bond Fund at an exchange ratio of 1.21 for Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $4,059,467. The aggregate net assets of the Fund and Evergreen Offit Emerging Markets Bond Fund immediately prior to the acquisition were $404,982,531 and $35,677,970, respectively. The aggregate net assets of the Fund immediately after the acquisition were $440,660,501.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended October 31, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$196,684,362	$215,177,189	$187,794,198	$239,531,551

During the six months ended October 31, 2004, the Fund loaned securities to certain brokers. As of October 31, 2004, the Fund had no securities on loan. During the six months ended October 31, 2004, the Fund earned $273 in income from securities lending which is included in interest income on the Statement of Operations.

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $427,238,896. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,799,181 and $1,256,870, respectively, with a net unrealized appreciation of $22,542,311.

As of April 30, 2004, the Fund had $55,492,772 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2005	2006	2007	2008	2009	2010

$2,862,156	$1,587,670	$1,587,670	$13,834,428	$16,346,913	$19,273,935

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2004, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. FINANCING AGREEMENT The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2004, the Fund had no borrowings under this agreement.

11. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, repre-

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

senting what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564358 rv2 12/2004

Evergreen Institutional Mortgage Portfolio

Evergreen

INSTITUTIONAL MORTGAGE PORTFOLIO

Semiannual Report
as of October 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	L E T T E R T O S H A R E H O L D E R S
4	F U N D AT A G L A N C E
6	A B O U T Y O U R F U N D ' S E X P E N S E S
7	F I N A N C I A L H I G H L I G H T S
8	S C H E D U L E O F I N V E S T M E N T S
12	S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S
13	S TAT E M E N T O F O P E R AT I O N S
14	S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S
15	N O T E S T O F I N A N C I A L S TAT E M E N T S
20	T R U S T E E S A N D O F F I C E R S

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2004

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Institutional Mortgage Portfolio, which covers the six-month period ended October 31, 2004.

The past twelve months have witnessed dramatic changes within the financial markets. New tax laws spurred increased risk appetites for businesses and consumers. Gross Domestic Product ("GDP") and corporate profits exceeded expectations, only to be followed by more moderate levels of growth. The Federal Reserve sounded the drums, and then eventually began to remove excess stimulus. International economies regained their footing, enabling many foreign bourses to strengthen. The weaker U.S. dollar presented opportunities, and challenges, for a variety of investors. Global commodity prices alternately surged, moderated, and then renewed their climb. A rancorous political season and the uncertain geopolitical environment accompanied these developments. Throughout this tumultuous period, our portfolio management teams endeavored to provide our diversified investors with sound fundamental

Dennis H. Ferro President and Chief Executive Officer

analysis and investment decision-making.

The investment period began on the heels of a dramatic turnaround in the equity markets. Clarity on the war in Iraq and the changes in the tax laws had previously moved the markets, and this upward momentum was likely susceptible to disappointment. In addition, after openly discussing their fears of deflation, the Federal Reserve Board was discussing the possibility of 4% GDP growth in 2004. The bond market had responded with a violent, 150 basis point swing in the yield of the 10-year Treasury during the summer of 2003, and interest rate volatility had begun to settle down at the onset of the investment period.

1

LETTER TO SHAREHOLDERS continued

At this juncture, our Investment Strategy Committee had to make two important determinations. First, were the fundamentals supportive of continued growth in equities? And second, would the Federal Reserve be able to deliver on its goal of a "measured" removal of policy accommodation? After careful thought and spirited debate, we decided that the fundamentals were capable of supporting more moderate levels of growth in the equity markets and that this moderation in growth would provide the Federal Reserve with the cover to gradually nudge up interest rates without crippling the expansion.

We believed this period of more moderate growth would be unlike that of the previous year, when the rising tide lifted many boats. In this range-bound market, specific stock selection and sector emphasis would likely rule the day, as active management would play a critical role in the expected period of rising rates. For example, the Utilities and Telecom sectors, despite the more aggressive Federal Reserve, managed to deliver solid returns given the reduction in dividend tax rates. Other sectors faced challenges, such as the political uncertainty and the potential impact to the Healthcare stocks. Double-digit profit gains were also not enough to support Technology, which struggled with valuation concerns after the previous year's gains. Given these developments, diversification strategies were critical for successful portfolio performance. Indeed, those investors exposed to other asset classes, such as municipal securities and commodities, managed to generate positive momentum for their overall portfolios through the time-tested practice of proper asset allocation.

International diversification would also prove important in this environment. With many international growth rates in GDP and profits at a premium to those in the U.S., along with P/E discounts to many domestic companies, the fundamentals supported growth for international equities. Higher interest rates abroad also enabled international bonds to generate solid returns, and the weaker dollar served

2

LETTER TO SHAREHOLDERS continued

to enhance the total return potential for foreign investments after adjusting for currency translation.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2004

M A N A G E M E N T    T E A M

Tattersall Advisory Group, Inc.

C U R R E N T   I N V E S T M E N T   S T Y L E

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

P E R F O R M A N C E   A N D   R E T U R N S

Portfolio inception date: 6/19/2002

Class I
Class inception date	6/19/2002

Nasdaq symbol	EMSFX

6-month return	3.66%

Average annual return

1 year	5.17%

Since portfolio inception	4.96%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please go to EvergreenInvestments.com/fundperformance. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is reimbursing the fund for a portion of other expenses. Had expenses not been reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

L O N G - T E R M    G R O W T H

Comparison of a $1,000,000 investment in the Evergreen Institutional Mortgage Portfolio Class I shares, versus a similar investment in the Merrill Lynch Mortgage Master Index1 (MLMMI) and the Consumer Price Index (CPI).

The MLMMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) and through special arrangements entered into on behalf of Evergreen funds with certain financial services firms. Class I shares have a minimum initial investment of $1 million, which may be waived in certain situations.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of October 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2004	10/31/2004	Period*

Actual
Class I	$ 1,000.00	$ 1,036.63	$ 1.03
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.20	$ 1.02

*	Expenses are equal to the Fund's annualized expense ratio (0.20% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year EndedApril 30,
	October 31, 2004
CLASS I	(unaudited)	2004	2003 [1]

Net asset value, beginning of period	$ 9.89	$ 10.18	$ 10.00

Income from investment operations
Net investment income	0.16	0.35	0.40
Net realized and unrealized gains or losses on securities	0.20	(0.18)	0.23

Total from investment operations	0.36	0.17	0.63

Distributions to shareholders from
Net investment income	(0.23)	(0.45)	(0.40)
Net realized gains	0	(0.01)	(0.05)

Total distributions to shareholders	(0.23)	(0.46)	(0.45)

Net asset value, end of period	$ 10.02	$ 9.89	$ 10.18

Total return	3.66%	1.63%	6.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$44,865	$48,032	$28,423
Ratios to average net assets
Expenses [2]	0.20% [3]	0.20%	0.12% [3]
Net investment income	3.20% [3]	3.33%	4.74% [3]
Portfolio turnover rate	179%	327%	148%

1 For the period from June 19, 2002 (commencement of operations), to April 30, 2003.
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

October 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 13.4%
Fixed Rate 13.4%
FHLMC:
Ser. 2264, Class PL, 7.00%, 10/15/2030	$ 790,168	$813,460
Ser. 2748, Class LE, 4.50%, 12/15/2017	710,000	709,255
Ser. 2780, Class BD, 4.50%, 10/15/2017	335,000	341,393
Ser. 2827, Class TC, 5.00%, 10/15/2017	510,000	524,611
Ser. 2840, Class OD, 5.00%, 07/15/2029	985,000	1,002,801
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	460,000	484,256
Ser. 2002-2, Class MG, 6.00%, 02/25/2017	600,000	627,890
Ser. 2003-92, Class PD, 4.50%, 03/25/2017	480,000	484,257
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	550,000	564,718
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	475,000	467,235

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $5,967,863)		6,019,876

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES 42.4%
Fixed Rate 42.4%
FHLMC:
4.50%, TBA #	2,325,000	2,256,703
5.00%, TBA #	1,410,000	1,402,510
6.00%, 04/01/2014	247,068	259,850
6.90%, 12/01/2010(h)	545,000	623,099
6.98%, 10/01/2010(h)	450,550	512,230
7.20%, 10/01/2006(h)	644,846	682,440
FNMA:
4.50%, TBA #	1,160,000	1,163,262
4.83%, 03/01/2013	686,300	709,045
5.00%, TBA #	815,000	812,198
5.12%, 04/01/2007	339,531	342,447
5.50%, 04/01/2034	881,841	899,391
5.63%, 11/01/2005	668,042	676,574
5.65%, 02/01/2009	242,126	251,196
6.00%, 02/01/2014	1,516,804	1,593,351
6.01%, 02/01/2012	330,836	364,405
6.09%, 05/01/2011	240,211	264,214
6.50%, 07/01/2032	1,515,870	1,597,053
6.65%, 12/01/2007	229,549	246,833
7.00%, 05/01/2032	107,247	113,967
7.02%, 07/01/2009	95,084	105,515
7.09%, 07/01/2009	283,344	317,769
7.14%, 07/01/2009	285,646	318,290
7.19%, 05/01/2007	420,086	448,724
7.32%, 12/01/2010	477,314	549,670
7.37%, 08/01/2006	365,585	384,873
7.44%, 07/01/2009	300,000	328,256
7.50%, 11/01/2029	50,870	54,607

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Fixed Rate continued
GNMA:
4.00%, 07/20/2030	$ 456,767	$463,945
5.50%, 11/15/2033	1,254,507	1,286,121

Total Agency Mortgage-Backed Pass-Through Securities
(cost $19,105,131)		19,028,538

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 4.7%
FNMA:
Ser. 2003-W14, Class 1A6, 5.82%, 09/25/2043	345,000	356,975
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	1,705,000	1,761,976

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $2,134,254)		2,118,951

AGENCY REPERFORMING MORTGAGE-BACKED PASS-THROUGH
SECURITIES 15.1%
FHLMC, Ser. T-55, Class 1A2, 7.00%, 03/25/2043	621,142	659,691
FNMA:
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	178,788	190,570
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	930,115	994,061
Ser. 2002-T19, Class A1, 6.50%, 07/25/2042	2,463,301	2,597,243
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	283,886	303,404
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	401,034	422,840
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	694,169	731,802
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	407,084	435,651
Ser. 2004-W9, Class 2A1, 6.50%, 02/25/2044	404,507	426,502

Total Agency Reperforming Mortgage-Backed Pass-Through Securities
(cost $6,794,229)		6,761,764

ASSET-BACKED SECURITIES 0.8%
Bank One Issuance Trust, Ser. 2003-A1, Class A1, FRN, 1.99%, 09/15/2010	175,000	175,539
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/07/2018	170,000	172,163

Total Asset-Backed Securities (cost $344,336)		347,702

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.6%
Fixed Rate 8.6%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	425,180	461,671
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB3A, Class A5, 5.44%,
07/10/2037	360,000	380,076
JPMorgan Chase Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4,
5.38%, 06/12/2041	345,000	364,946
LB-UBS Comml. Mtge. Trust, Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	360,723	393,799
Lehman Brothers Comml. Conduit Mtge. Trust, Ser. 1999-C1, Class A1, 6.41%,
06/15/2031	490,724	512,821

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
Fixed Rate continued
Morgan Stanley Dean Witter Capital I:
Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	$ 61,720	$61,761
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	625,000	637,451
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	670,000	698,495
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	334,663	333,181

Total Commercial Mortgage-Backed Securities (cost $3,884,540)		3,844,201

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes:
2.75%, 07/31/2006	205,000	206,017
5.00%, 08/15/2011	270,000	291,674

Total U.S. Treasury Obligations (cost $497,288)		497,691

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 11.4%
Fixed Rate 11.4%
MASTR Adjustable Rate Mtge. Trust, Ser. 2004-13, Class 2A1, 3.82%,
07/25/2034 (h) #	1,000,000	994,700
MASTR Alternative Loans Trust, Ser. 2004-6, Class 3A1, 4.75%, 07/25/2019	372,711	380,855
Morgan Stanley Mtge. Loan Trust, Ser. 2004-8AR, Class 4A1, 5.47%,
10/25/2034	456,146	467,665
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-8, Class 5A3, 4.74%,
07/25/2034	460,000	463,127
Washington Mutual:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	915,000	906,784
Ser. 2004-AR7, Class A6, 3.96%, 07/25/2034	1,460,000	1,462,187
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%,
09/25/2034	440,000	429,177

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $5,004,534)		5,104,495

WHOLE LOAN MORTGAGE-BACKED PASS-THROUGH SECURITIES 0.5%
Floating Rate 0.5%
Indymac Index Mtge. Loan Trust, Ser. 2004-AR7, Class A2, 2.36%, 09/25/2034
(cost $222,598)	223,719	224,693

	Shares	Value

SHORT-TERM INVESTMENTS 18.4%
MUTUAL FUND SHARES 18.4%
Evergreen Institutional Money Market Fund ø ## (cost $8,253,873)	8,253,873	8,253,873

Total Investments (cost $52,208,646) 116.4%		52,201,784
Other Assets and Liabilities (16.4%)		(7,336,812)

Net Assets 100.0%		$44,864,972

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the
Board of Trustees.
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of the security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of October 31, 2004:

AAA	100.0%

The following table shows the percent of total bonds by maturity as of October 31, 2004:

Less than 1 year	1.6%
1 to 3 year(s)	42.9%
3 to 5 years	27.3%
5 to 10 years	28.2%

100.0%

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004 (unaudited)

Assets
Investments in securities, at value (cost $43,954,773)	$43,947,911
Investment in affiliate, at value (cost $8,253,873)	8,253,873
Receivable for securities sold	2,295,280
Interest receivable	190,007
Receivable from investment advisor	147
Prepaid expenses and other assets	3,383

Total assets	54,690,601

Liabilities
Dividends payable	101,116
Payable for securities purchased	9,701,815
Due to related parties	542
Accrued expenses and other liabilities	22,156

Total liabilities	9,825,629

Net assets	$44,864,972

Net assets represented by
Paid-in capital	$45,455,876
Overdistributed net investment income	(280,161)
Accumulated net realized losses on securities	(303,881)
Net unrealized losses on securities	(6,862)

Total net assets	$44,864,972

Shares outstanding Class I	4,478,660

Net asset value per share Class I	$10.02

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2004 (unaudited)

Investment income
Interest	$715,892
Income from affiliate	53,062

Total investment income	768,954

Expenses
Administrative services fee	22,579
Transfer agent fees	809
Trustees' fees and expenses	318
Printing and postage expenses	11,800
Custodian and accounting fees	6,201
Registration and filing fees	3,696
Professional fees	8,426
Other	1,458

Total expenses	55,287
Less: Expense reductions	(136)
Expense reimbursements	(9,962)

Net expenses	45,189

Net investment income	723,765

Net realized and unrealized gains or losses on securities
Net realized gains on securities	209,329
Net change in unrealized gains or losses on securities	646,888

Net realized and unrealized gains or losses on securities	856,217

Net increase in net assets resulting from operations	$1,579,982

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2004		Year Ended
	(unaudited)		April 30, 2004

Operations
Net investment income		$ 723,765		$ 1,415,351
Net realized gains on securities		209,329		39,480
Net change in unrealized gains or losses
on securities		646,888		(831,977)

Net increase in net assets resulting from
operations		1,579,982		622,854

Distributions to shareholders from
Net investment income		(1,031,839)		(1,955,655)
Net realized gains		0		(29,097)

Total distributions to shareholders		(1,031,839)		(1,984,752)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	748,823	7,415,506	4,337,076	43,802,985
Net asset value of shares issued in
reinvestment of distributions	41,675	413,690	77,764	778,751
Payment for shares redeemed	(1,170,386)	(11,544,756)	(2,349,536)	(23,610,741)

Net increase (decrease) in net assets
resulting from capital share transactions		(3,715,560)		20,970,995

Total increase (decrease) in net assets		(3,167,417)		19,609,097
Net assets
Beginning of period		48,032,389		28,423,292

End of period		$ 44,864,972		$ 48,032,389

Undistributed (overdistributed) net
investment income		$ (280,161)		$ 27,913

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1 . O R G A N I Z AT I O N

Evergreen Institutional Mortgage Portfolio is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended.

The Fund offers Institutional ("Class I") shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2 . S I G N I F I C A N T   A C C O U N T I N G   P O L I C I E S

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the trans-

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

actions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3 . A D V I S O RY   F E E   A N D   O T H E R   T R A N S A C T I O N S   W I T H   A F F I L I AT E S

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund. The Fund does not pay a fee for the investment advisory service.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually reimburse expenses in order to limit operating expenses. For reimbursements made after January 1, 2003, EIMC may recoup any amounts reimbursed up to a period of three years following the end of the fiscal year in which the reimbursements were made. During the six months ended October 31, 2004, EIMC reimbursed expenses in the amount of $9,962 which represents 0.04% of the Fund's average daily net assets on an annualized basis. As of October 31, 2004 the Fund had $65,409 in expense reimbursements subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4 . S E C U R I T I E S   T R A N S A C T I O N S

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2004:

Costof Purchases		Proceedsfrom Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$72,493,421	$8,411,561	$75,395,527	$3,768,371

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $52,215,907. The gross unrealized appreciation and depreciation on securities based on tax cost was $331,407 and $345,530, respectively, with a net unrealized depreciation of $14,123.

As of April 30, 2004, the Fund had $512,937 in capital loss carryovers for federal income tax purposes which expire in 2012.

5 . I N T E R F U N D   L E N D I N G

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2004, the Fund did not participate in the interfund lending program.

6 . E X P E N S E   R E D U C T I O N S

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

7 . D E F E R R E D   T R U S T E E S '   F E E S

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8 . F I N A N C I N G   A G R E E M E N T

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2004, the Fund had no borrowings under this agreement.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9 . L I T I G AT I O N

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

1 0 . R E G U L AT O RY   M AT T E R S

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

19

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2	Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

571812 12/2004

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 12/29/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 12/29/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 12/29/2004